UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 333-133392

                               Cheswold Lane Funds
                           100 Front Street, Suite 960
                           West Conshohocken, PA 19428
                    (Address of principal executive offices)

                                 Eric F. Scharpf
                         Cheswold Lane Asset Management
                           100 Front Street, Suite 960
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

          Date of reporting period: July 1, 2008 through June 30, 2009
                                    ----------------------------------

Item 1. Proxy Voting Record


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VODAFONE GROUP PLC NEW
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Security                      G93882135                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           29-Jul-2008
ISIN                          GB00B16GWD56                                      Agenda                 701643430 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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   1.            Approve the financial statements and statutory reports                         Management      For      For
   2.            Re-elect Sir John Bond as a Director                                           Management      For      For
   3.            Re-elect Mr. John Buchanan as a Director                                       Management      For      For
   4.            Re-elect Mr. Vittorio Colao as a Director                                      Management      For      For
   5.            Re-elect Mr. Andy Halford as a Director                                        Management      For      For
   6.            Re-elect Mr. Alan Jebson as a Director                                         Management      For      For
   7.            Re-elect Mr. Nick Land as a Director                                           Management      For      For
   8.            Re-elect Mr. Anne Lauvergeon as a Director                                     Management      For      For
   9.            Re-elect Mr. Simon Murray as a Director                                        Management      For      For
   10.           Re-elect Mr. Luc Vandevelde as a Director                                      Management      For      For
   11.           Re-elect Mr. Anthony Watson as a Director                                      Management      For      For
   12.           Re-elect Mr. Philip Yea as a Director                                          Management      For      For
   13.           Approve the final dividend of 5.02 pence per ordinary share                    Management      For      For
   14.           Approve the remuneration report                                                Management      For      For
   15.           Re-appoint Deloitte Touche LLP as the Auditors of the Company                  Management      For      For
   16.           Authorize the Audit Committee to fix remuneration of the Auditors              Management      For      For
   17.           Grant authority for the issue of equity or equity-linked securities            Management      For      For
                 with pre-emptive rights up to aggregate nominal amount of USD
                 1,100,000,000
   s.18          Grant authority for the issue of equity or equity-linked securities            Management      For      For
                 without pre-emptive rights up to aggregate nominal amount of
                 USD 300,000,000, Subject to the Passing of Resolution 17
   s.19          Grant authority 5,300,000,000 ordinary shares for market                       Management      For      For
                 purchase
   20.           Authorize the Company and its Subsidiaries to make EU political                Management      For      For
                 donations to political parties, and/or Independent Election
                 Candidates, to Political Organisations other than political parties and incur EU political expenditure up to GBP 100,000
   s.21          Amend the Articles of Association                                              Management      For      For
   22.           Approve the Vodafone Group 2008 Sharesave Plan                                 Management      For      For
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO ORDINARY                            Non-Voting
                 RESOLUTIONS CHANGED TO SPECIAL RESOLUTIONS. IF
                 YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
                 NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
                 AMEND YOUR ORIGINAL INSTRUCTIONS. THANK-YOU.
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UNILEVER NV
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Security                      N8981F271                                         Meeting Type           ExtraOrdinary General Meeting
Ticker Symbol                                                                   Meeting Date           29-Oct-2008
ISIN                          NL0000009355                                      Agenda                 701725713 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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   1.            Appoint Mr. P. Polman as an Executive Director                                 Management      For      For
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BARCLAYS PLC, LONDON
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Security                      G08036124                                         Meeting Type           Ordinary General Meeting
Ticker Symbol                                                                   Meeting Date           24-Nov-2008
ISIN                          GB0031348658                                      Agenda                 701763092 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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   1.            Approve an increase in the authorized ordinary share capital of                Management      For      For
                 the Company
   2.            Authorize the Directors to allot securities                                    Management      For      For
   3.            Authorize the Directors to allot equity securities for cash for other          Management      Against  Against
                 than on a pro-rata basis to shareholders and to sell treasury shares
   4.            Authorize the Directors to allot ordinary shares at a discount                 Management      Against  Against
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                             Non-Voting
                 OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
                 SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
                 PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
                 ORIGINAL INSTRUCTIONS. THANK YOU.
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BHP BILLITON LTD
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Security                      Q1498M100                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           27-Nov-2008
ISIN                          AU000000BHP4                                      Agenda                 701766769 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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                 PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                               Non-Voting
                 ID 508523 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
                 RECEIVED ON THE PREVIOUS MEETING WILL BE
                 DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
                 THIS MEETING NOTICE. THANK YOU.
   1.            Receive the financial statements for BHP Billiton Plc for the YE 30            Management      For      For
                 JUN 2008, together with the Directors' report and the Auditor's report as specified in the annual report
   2.            Receive the financial statements for BHP Billiton Limited for the              Management      For      For
                 YE 30 JUN 2008, together with the Directors' Report and the
                 Auditor's Report as specified in the annual report
   3.            Re-elect Mr. Paul M. Anderson as a Director of BHP Billiton Plc,               Management      For      For
                 who retires by rotation
   4.            Re-elect Mr. Paul M. Anderson as a Director of BHP Billiton                    Management      For      For
                 Limited, who retires by rotation
   5.            Re-elect Mr. Don R. Argus as a Director of BHP Billiton Plc, in                Management      For      For
                 accordance with the Board's policy
   6.            Re-elect Mr. Don R. Argus as a Director of BHP Billiton Limited, in            Management      For      For
                 accordance with the Board's policy
   7.            Re-elect Dr. John G. S. Buchanan as a Director of BHP Billiton                 Management      For      For
                 Plc, who retires by rotation
   8.            Re-elect Dr. John G. S. Buchanan as a Director of BHP Billiton                 Management      For      For
                 Limited, who retires by rotation
   9.            Re-elect Mr. David A. Crawford as a Director of BHP Billiton Plc,              Management      For      For
                 in accordance with the Board's policy
   10.           Re-elect Mr. David A. Crawford as a Director of BHP Billiton                   Management      For      For
                 Limited, in accordance with the Board's policy
   11.           Re-elect Mr. Jacques Nasser as a Director of BHP Billiton Plc,                 Management      For      For
                 who retires by rotation
   12.           Re-elect Mr. Jacques Nasser as a Director of BHP Billiton Limited,             Management      For      For
                 who retires by rotation
   13.           Re-elect Dr. John M. Schubert as a Director of BHP Billiton Plc,               Management      For      For
                 who retires by rotation
   14.           Re-elect Dr. John M. Schubert as a Director of BHP Billiton                    Management      For      For
                 Limited, who retires by rotation
   15.           Elect Mr. Alan L. Boeckmann as a Director of BHP Billiton Plc                  Management      For      For
   16.           Elect Mr. Alan L. Boeckmann as a Director of BHP Billiton Limited              Management      For      For
   17.           PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                              Shareholder     For      Against
                 PROPOSAL: Elect Mr. Stephen Mayne as a Director of BHP
                 Billiton Plc
   18.           PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                              Shareholder     For      Against
                 PROPOSAL: Elect Mr. Stephen Mayne as a Director of BHP
                 Billiton Limited
   19.           Elect Dr. David R. Morgan as a Director of BHP Billiton Plc                    Management      For      For
   20.           Elect Dr. David R. Morgan as a Director of BHP Billiton Limited                Management      For      For
   21.           Elect Mr. Keith C. Rumble as a Director of BHP Billiton Plc                    Management      For      For
   22.           Elect Mr. Keith C. Rumble as a Director of BHP Billiton Limited                Management      For      For
   23.           Re-appoint KPMG Audit Plc as the Auditor of BHP Billiton Plc and               Management      For      For
                 authorize the Directors to agree their remuneration
   24.           Approve to renew the authority and to allot relevant securities                Management      For      For
                 [Section 80 of the United Kingdom Companies Act 1985]
                 conferred by the Directors by Article 9 of BHP Billiton Plc's Articles
                 of Association for the period ending on the later of the AGM of
                 BHP Billiton Plc and the AGM of BHP Billiton Limited in 2009
                 [provided that this authority shall allow BHP Billiton Plc before the expiry of this authority to make offers or agreements which would or might require relevant securities to be allotted after such expiry and, notwithstanding such expiry, the Directors may allot relevant securities in pursuance of such offers or agreements], and for such period the Section 80 amount [under the United Kingdom
                 Companies Act 1985] shall be USD 277,983,328
   S.25          Approve to renew the authority and to allot equity securities                  Management      For      For
                 [Section 94 of the United Kingdom Companies Act 1985] for cash conferred by the Directors by Article 9 of BHP Billiton Plc's Articles
                 of Association for the period ending on the later of the AGM of
                 BHP Billiton Plc and the AGM of BHP Billiton Limited in 2009
                 [provided that this authority shall allow BHP Billiton Plc before the expiry of this authority to make offers or agreements which would or might require equity securities to be allotted after such expiry and, notwithstanding such expiry, the Directors may allot equity securities in pursuance of such offers or agreements], and for such period the Section 95 amount [under the United Kingdom
                 Companies Act 1985] shall be USD 55,778,030
   S.26          Authorize BHP Billiton Plc, in accordance with Article 6 of its                Management      For      For
                 Articles of Association and Section 166 of the United Kingdom
                 Companies Act 1985, to make market purchases [Section 163 of that Act] of ordinary shares of USD 0.50 nominal value each in the capital of BHP Billiton Plc [Shares] provided that: a) the maximum aggregate number of shares authorized to be purchased will be
                 223,112,120, representing 10% of BHP Billiton Plc's issued share capital; b) the minimum price that may be paid for each share is
                 USD 0.50, being the nominal value of such a share; c) the
                 maximum price that may be paid for any share is not more than
                 5% the average of the middle market quotations for a share taken from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the date of purchase of the shares; [Authority expires the earlier of 22 APR 2010 and the later of the AGM of BHP Billiton Plc and the AGM of BHP Billiton
                 Limited in 2009 [provided that BHP Billiton Plc may enter into a contract or contracts for the purchase of shares before the expiry of this authority which would or might be completed wholly or partly after such expiry and may make a purchase of shares in pursuance of any such contract or contracts]
   S27.1         Approve to reduce the share capital of BHP Billiton Plc by the                 Management      For      For
                 cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 30 APR 2009
   S27.2         Approve to reduce the share capital of BHP Billiton Plc by the                 Management      For      For
                 cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 29 MAY 2009
   S27.3         Approve to reduce the share capital of BHP Billiton Plc by the                 Management      For      For
                 cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 15 JUN 2009
   S27.4         Approve to reduce the share capital of BHP Billiton Plc by the                 Management      For      For
                 cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 31 JUL 2009
   S27.5         Approve to reduce the share capital of BHP Billiton Plc by the                 Management      For      For
                 cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 15 SEP 2009
   S27.6         Approve to reduce the share capital of BHP Billiton Plc by the                 Management      For      For
                 cancellation of all the issued paid up shares of USD 0.50 nominal value each held by BHP Billiton Limited on 30 NOV 2009
   28.           Approve the remuneration report for the YE 30 JUN 2008                         Management      For      For
   29.           Approve, for all purposes, the BHP Billiton Plc Group Incentive                Management      For      For
                 Scheme, as amended; and the BHP Billiton Limited Group
                 Incentive Scheme, as amended
   30.           Approve to grant Deferred Shares and Options under the BHP                     Management      For      For
                 Billiton Limited Group Incentive Scheme and Performance Shares
                 under the BHP Billiton Limited Long Term Incentive Plan to the
                 Executive Director, Mr. M. J. Kloppers as specified
   31.           Approve, for all purposes, including for the purposes of Article 76            Management      For      For
                 of the Articles of Association of BHP Billiton Plc, that the maximum aggregate remuneration which may be paid by BHP Billiton Plc to all the Non-Executive Directors in any year together with the remuneration paid to those Non-Executive Directors by BHP
                 Billiton Limited be increased from USD 3,000,000 to USD
                 3,800,000
   32.           Approve, for all purposes, including for the purposes of Rule 76 of            Management      For      For
                 the Constitution of BHP Billiton Limited and ASX Listing Rule
                 10.17, that the maximum aggregate remuneration which may be paid by BHP Billiton Limited to all the Non-Executive Directors in
                 any year together with the remuneration paid to those Non-
                 Executive Directors by BHP Billiton Plc be increased from USD
                 3,000,000 to USD 3,800,000
   S.33          Amend the Articles of Association of BHP Billiton Plc, with effect             Management      For      For
                 from the close of this meeting, in the manner outlined in the
                 Appendix to this Notice of Meeting and as set out in the amended
                 Articles of Association tabled by the Chair of the meeting and signed for the purposes of identification
   S.34          Amend the Constitution of BHP Billiton Limited, with effect from               Management      For      For
                 the close of this meeting, in the manner outlined in the Appendix to this Notice of Meeting and as set out in the Constitution tabled by the Chair of the meeting and signed for the purposes of identification
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BNP PARIBAS
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Security                      F1058Q238                                         Meeting Type           ExtraOrdinary General Meeting
Ticker Symbol                                                                   Meeting Date           19-Dec-2008
ISIN                          FR0000131104                                      Agenda                 701766961 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.     The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will-be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
   1.            Approve the contribution in kind of 98,529,695 Fortis Banque                   Management      For      For
                 shares by SFPI
   2.            Approve the contribution in kind of 263,586,083 Fortis Banque                  Management      For      For
                 Luxembourg shares by Grand Duchy of Luxembourg
   3.            Grant authority to increase the capital of up to 10% of issued                 Management      For      For
                 capital for future acquisitions
   4.            Grant authority for filing of required documents/other formalities             Management      For      For
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CANON, INC.
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Security                      J05124144                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           27-Mar-2009
ISIN                          JP3242800005                                      Agenda                 701829395 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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   1             Approve Appropriation of Profits                                               Management      For      For
   2             Amend Articles to: Approve Minor Revisions, Approve Minor                      Management      For      For
                 Revisions Related to the Updated Laws and Regulations
   3.1           Appoint a Director                                                             Management      For      For
   3.2           Appoint a Director                                                             Management      For      For
   3.3           Appoint a Director                                                             Management      For      For
   3.4           Appoint a Director                                                             Management      For      For
   3.5           Appoint a Director                                                             Management      For      For
   3.6           Appoint a Director                                                             Management      For      For
   3.7           Appoint a Director                                                             Management      For      For
   3.8           Appoint a Director                                                             Management      For      For
   3.9           Appoint a Director                                                             Management      For      For
   3.10          Appoint a Director                                                             Management      For      For
   3.11          Appoint a Director                                                             Management      For      For
   3.12          Appoint a Director                                                             Management      For      For
   3.13          Appoint a Director                                                             Management      For      For
   3.14          Appoint a Director                                                             Management      For      For
   3.15          Appoint a Director                                                             Management      For      For
   3.16          Appoint a Director                                                             Management      For      For
   3.17          Appoint a Director                                                             Management      For      For
   3.18          Appoint a Director                                                             Management      For      For
   3.19          Appoint a Director                                                             Management      For      For
   3.20          Appoint a Director                                                             Management      For      For
   3.21          Appoint a Director                                                             Management      For      For
   3.22          Appoint a Director                                                             Management      For      For
   3.23          Appoint a Director                                                             Management      For      For
   3.24          Appoint a Director                                                             Management      For      For
   3.25          Appoint a Director                                                             Management      For      For
   4             Approve Provision of Retirement Allowance for Corporate Auditors               Management      For      For
   5             Approve Payment of Bonuses to Corporate Officers                               Management      For      For
   6             Allow Board to Authorize Use of Stock Options, and Authorize Use               Management      For      For
                 of Stock Options
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BNP PARIBAS
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Security                      F1058Q238                                         Meeting Type           ExtraOrdinary General Meeting
Ticker Symbol                                                                   Meeting Date           27-Mar-2009
ISIN                          FR0000131104                                      Agenda                 701830716 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.   The following-applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will b-e
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Glob-al Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary,
                 p-lease contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
   1.            Grant authority for the new class of preferred stock [Class B] and             Management      For      For
                 amend Bylaws accordingly, subject to approval of item 2
   2.            Grant authority for the issuance of preferred stock [Class B] in               Management      For      For
                 favor of societe de Prise de participation de 1'Etat [SPPE] for up to aggregate nominal amount of EUR 608,064,070, subject to approval of item 1
   3.            Approve the Employee Stock Purchase Plan                                       Management      For      For
   4.            Grant authority for the capitalization of reserves of up to EUR 1              Management      For      For
                 billion for bonus issue or increase in par value, subject to approval of items 1 and 2
   5.            Grant authority for the filing of required documents/other                     Management      For      For
                 formalities
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BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE BANK OF IRELAND)
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Security                      G49374146                                         Meeting Type           Other Meeting
Ticker Symbol                                                                   Meeting Date           27-Mar-2009
ISIN                          IE0030606259                                      Agenda                 701835095 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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                 PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.                                    Non-Voting
   S.1           Approve to increase the authorized Capital Stock                               Management      For      For
   S.2           Amend the Bye-Laws                                                             Management      For      For
   S.3           Authorize the allotment of preference stock on a non-preemptive                Management      For      For
                 basis
   S.4           Authorize the allotment of ordinary stock on a non-preemptive                  Management      For      For
                 basis
   S.5           Authorize the capitalization of the reserves                                   Management      For      For
   S.6           Authorize the grant of warrants                                                Management      For      For
   S.7           Authorize the repurchase of certain Preference Stock                           Management      For      For
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                             Non-Voting
                 OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
                 SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
                 PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
                 ORIGINAL INSTRUCTIONS. THANK YOU.
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NORDISKE KABEL- OG TRAADFABRIKKER HOLDING A/S NKT
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Security                      K70975147                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           02-Apr-2009
ISIN                          DK0010287663                                      Agenda                 701852495 - Management
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   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
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                 IMPORTANT MARKET PROCESSING REQUIREMENT: A                                     Non-Voting
                 BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
                 IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
                 VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
                 POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
                 IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
                 CLIENT SERVICE REPRESENTATIVE
   1.            Receive the report by the Board of Directors on the Company's                  Management      For      For
                 activities in 2008
   2.            Receive the annual report                                                      Management      For      For
   3.            Adopt the annual report                                                        Management      For      For
   4.            Approve to transfer profits to the distributable revenues and no               Management      For      For
                 dividends distributed
   5.            Grant discharge to the Management and the Board of Directors                   Management      For      For
                 from their liabilities
   6.            Approve the Board of Directors' remuneration for 2009 temporarily              Management      For      For
                 reduced by 10% compared to 2008 due to the decline in the
                 economy, meaning DKK 540,000 to the Chairman, DKK 405,000
                 to the Deputy Chairman, and DKK 270,000 to each of the Other
                 Members; approve the Board of Director's decision to establish an audit committee with the participation of two  members of the
                 Company's Board of Directors and the chairman of the committee is  remunerated with DKK 200,000 and the other member is
                 remunerated with DKK 100,000 corresponding to respectively 2/3 and 1/3 of the  normal remuneration for the Board of Directors
   7.            Re-elect Messrs. Christian Kjaer, Jan Trojborg, Krister Ahlstrom,              Management      For      For
                 Jens Maaloe, Jens Due Olsen and Lone Fonss Schroder as the
                 Board Members
   8.            Re-elect KPMG Statsautoriseret Revisionspartnerselskab [CVR                    Management      For      For
                 nr. 30 70 020 28] as a sole Auditor of the Company
   9.1           Amend Articles 3[2], 4[1]  and 7[2] of the Articles of Association             Management      For      For
                 due to  the decision by the Danish Securities Centre  to change its name to VP Securities A/S; approve that the word the Danish
                 Securities Centre is changed to VP  Securities
   9.2           Amend Article 3[4] of the Articles of Association due to the                   Management      For      For
                 decision by the VP Investor Services A/S to change its address from Helgeshoj Alle 35, DK-2630 Taastrup to Weidekampsgade
                 14, DK-2300 Copenhagen S. Approve to replace Article 3[4] of the
                 Articles of Association as specified
   9.3           Amend the Article 5[8] of the Article of Association, as specified             Management      For      For
   9.4           Authorize the Board of Directors, to arrange for an acquisition by             Management      For      For
                 the Company, of own shares representing a nominal value up to
                 10% of the share capital, the purchase price for such shares shall not deviate more than 10% from the price quoted on the NASDAQ
                 OMX Copenhagen at the time of acquisition; the price quoted at the time of the acquisition means closing price of NASDAQ OMX
                 Copenhagen
   9.5           Authorize the Chairman of the meeting to register and to make                  Management      For      For
                 such changes and amendments to the decisions made at the
                 general meeting as may be required by the Danish Commerce
                 and Companies Agency in registration of the decisions made
   10.           Any other proposals                                                            Non-Voting
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NESTE OIL
------------------------------------------------------------------------------------------------------------------------------------
Security                      X5688A109                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           03-Apr-2009
ISIN                          FI0009013296                                      Agenda                 701842610 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                                  Non-Voting
                 OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
                 ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
                 NEED TO PROVIDE THE BREAKDOWN OF EACH
                 BENEFICIAL OWNER NAME, ADDRESS AND SHARE
                 POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
                 THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
                 VOTE TO BE LODGED
   1.            Opening of the meeting                                                         Non-Voting
   2.            Matters of order for the meeting                                               Non-Voting
   3.            Selection of the examiners of the minutes and ballots                          Non-Voting
   4.            Establishing that the meeting is competent and forms a quorum                  Non-Voting
   5.            Confirmation of shareholders present and the voting list                       Non-Voting
   6.            Presentation of the Financial Statements for 2008, including also              Non-Voting
                 the Consolidated Financial Statements, the Review by the Board
                 of Directors, the Auditor's-Report, and the Statement of the
                 Supervisory Board - Review by the President-& CEO
   7.            Adopt the financial statements including and the consolidated                  Management      For      For
                 financial statements
   8.            Approve the use of the profit shown in the balance sheet and to                Management      For      For
                 pay a dividend of EUR 0.80 per share
   9.            Grant discharge to the Members of the Supervisory Board and the                Management      For      For
                 Board of Directors, the President and Chief Executive Officer from liability
   10.           Approve the remuneration to be paid to the Members of the                      Management      For      For
                 Supervisory Board
   11.           Approve the number of Members of the Supervisory Board                         Management      For      For
   12.           Elect the Chairman, the Vice Chairman, and the Members of the                  Management      For      For
                 Supervisory Board
   13.           Approve the remuneration paid to the Chairman of the Board of                  Management      For      For
                 Directors, the Vice Chairman, and Board Members for the term of office lasting until the conclusion of the next AGM shall remain unchanged, in other words that the Chairman shall receive EUR
                 66,000 a year, the Vice Chairman EUR 49,200 a year, and other members EUR 35,400 a year each, in addition, an attendance payment of EUR 600 per meeting shall be made to Board
                 Members attending meetings of the Board and its Committees, and Members' expenses reimbursed in accordance with the
                 Company's travel policy, the attendance payment shall be
                 doubled, to EUR 1,200 per meeting, for Members of the Board living outside Finland
   14.           Approve the number of Board of Directors as 8                                  Management      For      For
   15.           Re-elect Messrs. Timo Peltola, Mikael von Frenckell, Michiel                   Management      For      For
                 Boersma, Ainomaija Haarla, Nina Linander, Markku Tapio, and
                 Maarit Toivanen-Koivisto as the Members of the Board of
                 Directors to sit until the next AGM and elect Mr. Hannu
                 Ryopponen as a new Member; and elect Mr. Timo Peltola as the
                 Chairman and Mr. Mikael Von Frenckell as Vice Chairman
   16.           Approve to pay the Auditor's costs as invoiced and approved by                 Management      For      For
                 the Company
   17.           Re-elect Ernst & Young OY as the Company's Auditor, with Anna-                 Management      For      For
                 Maija Simola, Authorized Public Accountant, as the main
                 responsible Auditor, the term of Office shall end at the conclusion of the next AGM
   18.           PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                              Shareholder     For      Against
                 appoint a Nomination Committee to prepare proposals covering the Members of the Board of Directors and the remuneration payable to Board Members for consideration by the following
                 AGM, the Nomination Committee shall comprise representatives of the Company's 3 largest shareholders and shall also include, as expert Members, the Chairman of the Board, together with 1
                 Member elected by the Board from among its Members
                 unaffiliated with any of the Company's major shareholders, the right to appoint the shareholder representatives on the Committee shall lie with the three shareholders holding the largest number of votes associated with all the Company's shares on the second day of November preceding the AGM, in the event that a
                 shareholder does not wish to exercise his right to appoint a
                 Member, this right shall be transferred to the next largest shareholder, the Company's largest shareholders shall be
                 determined on the basis of ownership information registered with the book-entry securities system, with the proviso that the holdings of a shareholder, held in a number of separate funds, for example, and who is required under the Securities Markets Act, as part of the flagging requirement, to notify the authorities of changes in the size of his holdings, shall be combined and treated as a single holding if the shareholder concerned informs the
                 Company's Board of Directors of his wish that this should be done in writing by 30 OCT 2009 at the latest; the Chairman of the
                 Company's Board of Directors shall convene the Committee, and the Committee's Members shall appoint a Chairman from among themselves, the Nomination Committee shall present their
                 proposal to the Company's Board of Directors by 01 FEB prior to the AGM at the latest
   19.           PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                              Shareholder     For      Against
                 approve to call for an end to the use of palm oil
   20.           Closing of the meeting                                                         Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BP P L C
------------------------------------------------------------------------------------------------------------------------------------
Security                      G12793108                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           16-Apr-2009
ISIN                          GB0007980591                                      Agenda                 701833293 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Receive the report of the Directors and the accounts for the YE 31             Management      For      For
                 DEC 2008
   2.            Approve the Directors remuneration report for the YE 31 DEC                    Management      For      For
                 2008
   3.            Re-elect Mr. A. Burgmans  as a Director                                        Management      For      For
   4.            Re-elect Mrs. C. B. Carroll as a Director                                      Management      For      For
   5.            Re-elect Sir William Castell  as a Director                                    Management      For      For
   6.            Re-elect Mr. I. C. Conn  as a Director                                         Management      For      For
   7.            Re-elect Mr. G. David as a Director                                            Management      For      For
   8.            Re-elect Mr. E. B. Davis  as a Director                                        Management      For      For
   9.            Re-elect Mr. R. Dudley  as a Director                                          Management      For      For
   10.           Re-elect Mr. D. J. Flint as a Director                                         Management      For      For
   11.           Re-elect Dr. B. E. Grote  as a Director                                        Management      For      For
   12.           Re-elect Dr. A. B. Hayward   as a Director                                     Management      For      For
   13.           Re-elect Mr. A. G. Inglis  as a Director                                       Management      For      For
   14.           Re-elect Dr. D. S. Julius  as a Director                                       Management      For      For
   15.           Re-elect Sir Tom McKillop  as a Director                                       Management      For      For
   16.           Re-elect Sir Ian Prosser  as a Director                                        Management      For      For
   17.           Re-elect Mr. P. D. Sutherland as a Director                                    Management      For      For
   18.           Re-appoint Ernst & Young LLP as the Auditors from the                          Management      For      For
                 conclusion of this meeting until the conclusion of the next general meeting before which accounts are laid and to authorize the
                 Directors to fix the Auditors remuneration
   S.19          Authorize the Company, in accordance with Section 163[3] of the                Management      For      For
                 Companies Act 1985, to make market purchases [Section 163[3]]
                 with nominal value of USD 0.25 each in the capital of the
                 Company, at a minimum price of USD 0.25 and not more than 5%
                 above the average market value for such shares derived from the
                 London Stock Exchange Daily Official List, for the 5 business days preceding the date of purchase; [Authority expires at the
                 conclusion of the AGM of the Company in 2010 or 15 JUL 2010];
                 the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
   20.           Authorize the Directors by the Company's Articles of Association               Management      For      For
                 to allot relevant securities up to an aggregate nominal amount equal to the Section 80 Amount of USD 1,561 million, ; [Authority expires the earlier of the conclusion of the next AGM in 2010 of the Company or 15 JUL 2010]
   S.21          Authorize the Directors, pursuant to Section 89 of the Companies               Management      For      For
                 Act 1985, to allot equity securities [Section 89] to the allotment of equity securities: a) in connection with a rights issue; b) up to an aggregate nominal amount of USD 234 million; [Authority expires the earlier of the conclusion of the next AGM in 2010 of the
                 Company or 15 JUL 2010];
   S.22          Grant authority for the calling of general meeting of the Company              Management      For      For
                 by notice of at least 14 clear days
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                             Non-Voting
                 OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
                 IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
                 FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS. THANK YOU.
                 PLEASE NOTE THAT RESOLUTION 15 IS NOT BEING                                    Non-Voting
                 COUNTED AT THE MEETING, AS MR. TOM-MCKILLOP IS NO
                 LONGER STANDING AS DIRECTOR. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HENKEL AG & CO. KGAA, DUESSELDORF
------------------------------------------------------------------------------------------------------------------------------------
Security                      D32051142                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           20-Apr-2009
ISIN                          DE0006048408                                      Agenda                 701826363 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 AS A CONDITION OF VOTING, GERMAN MARKET                                        Non-Voting
                 REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
                 YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
                 THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
                 CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
                 THAT WE-MAY LODGE YOUR INSTRUCTIONS
                 ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
                 PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
                 THANK YOU.
                 PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                                 Non-Voting
                 MEETING IS 30 MAR 09, WHEREAS T-HE MEETING HAS
                 BEEN SETUP USING THE ACTUAL RECORD DATE - 1
                 BUSINESS DAY. THIS-IS DONE TO ENSURE THAT ALL
                 POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
                 GERM-AN LAW. THANK YOU.
   1.            Presentation of the financial statements and annual report for the             Non-Voting
                 2008 FY wit-h the report of the Supervisory Board, the group financial statements and group annual report as well as the corporate governance and the remuneration report
   2.            Resolution on the appropriation of the distributable profit of EUR             Management      For      For
                 548,737,876.54 as follows: payment of a dividend of EUR 0.51 per ordinary share and of EUR 0.53 per preferred shares EUR
                 321,815,656.54 shall be carried forward ex-dividend and payable date: 21 APR 09
   3.            Ratification of the acts of the Board of Managing Directors [during            Management      For      For
                 the begin of the FY until 14 APR 2008] and the general partner
                 [during the period from 14 APR 2008 until the end of the FY]
   4.            Ratification of the acts of the Supervisory Board                              Management      For      For
   5.            Ratification of the acts of the Shareholders Committee                         Management      For      For
   6.            Appointment of the Auditors for the 2009 FY: KPMG Ag, Berlin                   Management      For      For
                 and Frankfurt
   7.            Amendment to section 28(3) of the Articles of Association as                   Management      For      For
                 specified
   8.            Amendment to section 17(6) and (9) of the Articles of Association              Management      For      For
                 as specified
   9.            Amendment to section 7 of the Articles of Association, regarding               Management      For      For
                 Section 27a(1) of the securities trade act not being applied
   10.           Elections to the supervisory Board Theo Siegert shall be elected               Management      For      For
                 to the supervisory Board as replacement for Friderike Bagel for the remaining term of office
   11.           Election of a Substitute Member to the shareholders Committee -                Management      For      For
                 Boris Canessa
   12.           Renewal of authorization to acquire own shares the general                     Management      For      For
                 partner shall be authorized to acquire shares of the Company of up to 10% of the Company's share capital through the stock exchange or by way of public repurchase offer, at prices not deviating more than 10% from the market price of the shares, on or before 19 OCT 10; the general partner shall be authorized, with the consent of the shareholders committee and the Supervisory
                 Board, to use the shares in connection with mergers an d
                 acquisitions, to dispose of the shares against payment in cash at a price not materially below the market price of the shares if the total volume does not exceed 10% of the Company's share capital, and to retire the shares; for these cases , shareholders Subscription rights shall be excluded
                 COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                                  Non-Voting
                 MEETING. A LINK TO THE COUNTER PROPOSAL
                 INFORMATION IS AVAILABLE IN THE MATERIAL URL
                 SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
                 THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
                 ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
                 MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RWE AG, ESSEN
------------------------------------------------------------------------------------------------------------------------------------
Security                      D6629K109                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           22-Apr-2009
ISIN                          DE0007037129                                      Agenda                 701843446 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                                 Non-Voting
                 MEETING IS 01 APR 2008, WHEREAS-THE MEETING HAS
                 BEEN SETUP USING THE ACTUAL RECORD DATE - 1
                 BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
                 POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
                 GE-RMAN LAW. THANK YOU
                 AS A CONDITION OF VOTING, GERMAN MARKET                                        Non-Voting
                 REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
                 YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
                 THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
                 CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
                 THAT WE-MAY LODGE YOUR INSTRUCTIONS
                 ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
                 PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
                 THANK YOU
   1.            Presentation of the approved financial statements of RWE                       Non-Voting
                 Aktiengesellschaft and the Group for the financial year ended 31
                 DEC 2008 with the combined Review-of Operations of RWE
                 Aktiengesellschaft and the Group including the statement-by the
                 Executive Board on takeover-related issues, the proposal of the
                 Executive Board for the appropriation of distributable profit, and the Supervisory Board report for fiscal 2008
   2.            Resolution on the appropriation of the distributable profit of EUR             Management      For      For
                 2,408,107,789.25 as follows: Payment of a dividend of EUR 4.50 per no-par share EUR 20,000,417.75 shall be carried forward Ex-
                 dividend and payable date: 23 APR 2009
   3.            Approval of the acts of the executive Board for fiscal 2008                    Management      For      For
   4.            Approval of the acts of the Supervisory Board for fiscal 2008                  Management      For      For
   5.            Appointment of the Auditors for the 2009 FY:                                   Management      For      For
                 PricewaterhouseCoopers AG, Frankfurt
   6.            Appointment of the Auditors for the abbreviation 2009 FY:                      Management      For      For
                 PricewaterhouseCoopers AG, Frankfurt
   7.            Authorization to acquire own shares the Company shall be                       Management      For      For
                 authorized to acquire own shares of up to 10% of its share capital through the s tock exchange, at a price not deviating more than
                 10% from the market price of the shares, or by way of a public repurchase offer to all shareholders, at a price not deviating more than 20% from the market price of the shares, on or before
                 October 21, 2010.The existing authorization to acquire own shares shall be revoked when the above authorization comes into effect. The Board of Managing Directors shall be authorized to dispose of the shares in a manner other than through the stock exchange or by way of a public offer to all shareholders against payment in cash at a price not materially below the market price of the shares, to retire the shares and to exclude shareholders.
                 subscription rights in connection with mergers and acquisitions, and for the satisfaction of conversion and/or option rights
   8.            Authorization for the use of derivative financial instruments within           Management      For      For
                 the scope of share buybacks
   9.            Authorization I to grant convertible bonds and warrants, the                   Management      For      For
                 creation of a contingent capital I, and the correspondence amendment to the Article of Association the Board of Managing
                 Directors shall be authorized, with the consent of the Supervisory
                 Board, to issue bonds of up to EUR 6,000,000,000, conferring convertible rights for bearer shares of the Company, on or before
                 21 APR 2014, shareholders shall be granted subscription rights except for residual amounts and for the satisfaction of convertible and/or option rights, the Company's share capital shall be increased accordingly by up to EUR 143,975,680 through the issue of up to 56,240,500 bearer no-par shares, insofar as convertible and/or option rights are exercised
   10.           Authorization II to grant convertible bonds and warrants, the                  Management      For      For
                 creation of a contingent capital II, and the correspondence amendment to the Article of Association, the Board of Managing
                 Directors shall be authorized, with the consent of the Supervisory
                 Board, to issue bonds of up to EUR 6,000,000,000, conferring convertible rights for bearer shares of the Company, on or before
                 21 APR 2014, shareholders shall be granted subscription rights except for residual amounts and for the satisfaction of convertible and/or option rights, the Company's share capital shall be increased accordingly by up to EUR 143,975,680 through the issue of up to 56,240,500 bearer no-par shares, insofar as convertible and/or option rights are exercised
   11.           Amendment to the Article of Association Section 15[3], in respect              Management      For         For
                 of the Board of Managing Directors being authorized to allow the electronic transmission of the shareholders meeting Section 17[2]
                 shall be deleted, The above amendments shall only be entered into the commercial register if and when the ARUG comes into effect
   12.           Amendment to Article 16, Paragraph [3] of the Articles of                      Management      For      For
                 Incorporation [Adoption of a resolution]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                      X61873133                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           23-Apr-2009
ISIN                          FI0009000681                                      Agenda                 701803579 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 .                                                                              Non-Voting
                 MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                                  Non-Voting
                 OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
                 ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
                 NEED TO PROVIDE THE BREAKDOWN OF EACH
                 BENEFICIAL OWNER NAME, ADDRESS AND SHARE
                 POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
                 THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
                 VOTE TO BE LODGED
   1.            Opening of the Meeting                                                         Management      For      For
   2.            Matters of order for the Meeting                                               Management      For      For
   3.            Election of the persons to confirm the minutes and to verify the               Management      For      For
                 counting of votes
   4.            Recording the legal convening of the Meeting and quorum                        Management      For      For
   5.            Recording the attendance at the Meeting and adoption of the list               Management      For      For
                 of votes
   6.            Presentation of the Annual Accounts 2008, the report of the Board              Management      For      For
                 of Directors and the Auditor's report for the year 2008 - Review by the CEO
   7.            Adoption of the Annual Accounts                                                Management      For      For
   8.            Resolution on the use of the profit shown on the balance sheet                 Management      For      For
                 and the payment of dividend; the board proposes to the AGM a dividend of EUR 0.40 per share for the fiscal year 2008; the dividend will be paid to shareholders registered in the register of shareholders held by Finnish Central Securities Depository Ltd on the record date, April 28, 2009; the board proposes that the dividend be paid on or about May 13, 2009
   9.            Resolution on the discharge of the Members of the Board of                     Management      For      For
                 Directors and the President from liability
   10.           Resolution on the remuneration of the members of the Board of                  Management      For      For
                 Directors; the Board's Corporate Governance and Nomination
                 Committee proposes to the AGM that the remuneration payable to the members of the board to be elected at the AGM for the term until the close of the AGM in 2010 be unchanged from 2008 as follows: EUR 440,000 for the Chairman, EUR 150,000 for the Vice
                 Chairman, and EUR 130,000 for each Member; in addition, the
                 Committee proposes that the Chairman of the Audit Committee and Chairman of the Personnel Committee will each receive an additional annual fee of EUR 25,000, and other Members of the
                 Audit Committee an additional annual fee of EUR 10,000 each;
                 the Corporate Governance and Nomination Committee proposes that approximately 40 % of the remuneration be paid in Nokia shares purchased from the market
   11.           Resolution on the number of Members of the Board of Directors;                 Management      For      For
                 the Board's Corporate Governance and Nomination Committee
                 proposes to the AGM that the number of Board Members be
                 eleven
   12.           Election of Members of the Board of Directors; the Board's                     Management      For      For
                 Corporate Governance and Nomination Committee proposes to
                 the AGM that all current Board members be re-elected for the term until the close of the AGM in 2010; Georg Ehrn-rooth, Lalita
                 D. Gupte, Bengt Holmstrom, Henning Kagermann, Olli-Pekka
                 Kallasvuo, Per Karlsson, Jorma Ollila, Marjorie Scardino, Risto
                 Siilasmaa and Keijo Suil; the committee also proposes that Isabel
                 Marey-Semper be elected as new member of the Board for the same term; Ms. Marey-Semper is Chief Financial Officer, EVP responsible for Strategy at PSA Peugeot Citroen; with PhD in neuropharmacology and MBA as educational background, she
                 has a diverse working experience, including Chief Operating
                 Officer of the Intellectual Property and Licensing Business Units of
                 Thomson and Vice President, Corporate Planning of Saint-Gobain
   13.           Resolution on the remuneration of the Auditor; the Board's Audit               Management      For      For
                 Committee proposes to the AGM that the External Auditor to be elected at the AGM be reimbursed according to the Auditor's invoice, and in compliance with the purchase policy approved by the Audit Committee
   14.           Election of Auditor; The Board's Audit Committee proposes to the               Management      For      For
                 AGM that PricewaterhouseCoopers Oy be re-elected as the
                 Company's Auditor for the fiscal year 2009
   15.           Authorizing the Board of Directors to resolve to repurchase the                Management      For      For
                 Company's own shares; the board proposes that the AGM
                 authorize the board to resolve to repurchase a maximum of 360 million Nokia shares by using funds in the unrestricted
                 shareholders' equity; repurchases will reduce funds avail-able for distribution of profits; the shares may be repurchased in order to develop the capital structure of the Company, to finance or carry out acquisitions or other arrangements, to settle the Company's equity-based incentive plans, to be transferred for other purposes, or to be cancelled; the shares can be repurchased either: a]
                 through a tender offer made to all the shareholders on equal terms; or b] through public trading and on such stock exchanges the rules of which allow the purchases; in this case the shares would be repurchased in another proportion than that of the current shareholders; it is proposed that the authorization be effective until June 30, 2010 and the authorization is proposed to terminate the authorization resolved by the AGM on May 08, 2008
   16.           Closing of the Meeting                                                         Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CALTEX AUSTRALIA LTD
------------------------------------------------------------------------------------------------------------------------------------
Security                      Q19884107                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           23-Apr-2009
ISIN                          AU000000CTX1                                      Agenda                 701856330 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            The Chairman will present an incident free operations topic to the             Non-Voting
                 meeting
   2.            The Chairman and the Managing Director and Chief Executive                     Non-Voting
                 Officer will make presentation to shareholders
   3.            The Chairman will discuss key issues raised prior to the meeting               Non-Voting
                 and will invite questions and comment from shareholders
                 regarding on these key issues
   4.            The financial report, the Directors' report and the Auditor's report           Non-Voting
                 for Caltex Australia Limited [and the Caltex Australia Group] for
                 the YE 31 DEC 2008 will be laid before the meeting
   5.            Adopt the remuneration report [which forms part of the Directors'              Management      For      For
                 report] for Caltex Australia Limited [and the Caltex Australia
                 Group] for the YE 31 DEC 2008
   6.A           Re-elect Ms. Elizabeth Bryan as a Director, in accordance with,                Management      For      For
                 and on the terms as specified in the Company's Constitution
   6.B           Re-elect Mr. Trevor Bourne as a Director, in accordance with, and              Management      For      For
                 on the terms as specified in the Company's Constitution
   6.C           Re-elect Ms. Colleen Jones-Cervantes as a Director, in                         Management      For      For
                 accordance with, and on the terms as specified in the Company's
                 Constitution
   7.            Questions and Comments                                                         Non-Voting
                 ANY INDIVIDUAL OR RELATED PARTY TO ANY SPECIFIC                                Non-Voting
                 VOTE EXCLUSION WHICH HAS OBTAINED BENEFIT OR
                 DOES EXPECT TO OBTAIN FUTURE BENEFIT SHOULD NOT
                 VOTE (OR VOTE "-ABSTAIN") FOR THE RELEVANT
                 PROPOSAL ITEMS.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
Security                      G08036124                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           23-Apr-2009
ISIN                          GB0031348658                                      Agenda                 701861759 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Approve the reports of the Directors and Auditors and the audited              Management      For      For
                 accounts of the Company for the YE 31 DEC 2008
   2.            Approve the Directors' remuneration report for the YE 31 DEC                   Management      For      For
                 2008
   3.            Re-elect Mr. Simon Fraser as a Director of the Company                         Management      For      For
   4.            Re-elect Mr. Marcus Aglus as a Director of the Company                         Management      For      For
   5.            Re-elect Mr. David Booth as a Director of the Company                          Management      For      For
   6.            Re-elect Sir Richard Broadbent as a Director of the Company                    Management      For      For
   7.            Re-elect Mr. Richard Leigh Clifford, A.O. as a Director of the                 Management      For      For
                 Company
   8.            Re-elect Mr. Fulvio Conti as a Director of the Company                         Management      For      For
   9.            Re-elect Mr. Robert E Diamond Jr. as a Director of the Company                 Management      For      For
   10.           Re-elect Sir Andrew Liklerman as a Director of the Company                     Management      For      For
   11.           Re-elect Mr. Christopher Lucas as a Director of the Company                    Management      For      For
   12.           Re-elect Sir Michael Rake as a Director of the Company                         Management      For      For
   13.           Re-elect Mr. Stephen Russell as a Director of the Company                      Management      For      For
   14.           Re-elect Mr. Frederik Seegers as a Director of the Company                     Management      For      For
   15.           Re-elect Sir John Sunderland as a Director of the Company                      Management      For      For
   16.           Re-elect Mr. John Varley as a Director of the Company                          Management      For      For
   17.           Re-elect Mr. Patience Wheatcroft as a Director of the Company                  Management      For      For
   18.           Re-appoint PricewaterhouseCoopers LLP, Chartered accountants                   Management      For      For
                 and registered Auditors as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the Company
   19.           Authorize the Directors to set the remuneration of the Auditors                Management      For      For
   20.           Authorize the Company, for the purpose of Section 365 of the                   Management      For      For
                 Companies Act 2006 [ the 2006 Act]] the Company and any
                 company which at any time during the period for which this resolution has effect, is a subsidiary of the Company be and are hereby; a) make political donation to political organizations not exceeding GBP 25,000 in total; and b) incur political expenditure not exceeding GBP 100,000 in total, in each case during the period commencing on the date of this [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2010 or 30 JUN 2010], whichever is the earlier, provided that the maximum amounts referred to in a) and b) may consist of sums in any currency converted into sterling the purposes of this resolution, the terms 'political donations' 'political organizations'
                 and 'political expenditure' shall have the meanings given to them in Sections 363 to 365 of the 2006 Act
   21.           Approve to increase the authorized ordinary share capital of the               Management      For      For
                 Company from GBP 3,499,000,000 to GBP 5,249,000,000 by the creation of 7,000,000,000 new ordinary shares of 25 pence each in the Company; this resolution is the creation of new ordinary shares of the Company; this number of new ordinary shares
                 represents an increase of approximately 50% of the existing authorized ordinary share capital of the Company; the purpose of the increase in authorized ordinary share capital is primarily to allow the Company to retain sufficient authorized, but unissued, ordinary share capital for general purposes, particularly in view of the authority sought under Resolution 22 to allot an amount approximately equal to two-thirds of the Company's issued share capital in conformity with the revised Association of British
                 Insurers [ABI] guidelines, also bearing in mind the ordinary shares already committed to be issued as part of the capital raising
   22.           Authorize the Directors Company, in substitution to allot: a]                  Management      For      For
                 relevant securities [as specified in the Companies Act 1985] upon to an aggregate nominal amount of GBP 738,016,774, USD
                 77,500,000, GBP 40,000,000 and YEN 4,000,000,000; and b]
                 relevant securities comprising equity securities [as specified in the
                 Companies Act 1985] up to an aggregate nominal amount of GBP
                 1,396,033,549 [such amounts to be reduced by the aggregate amount of relevant securities issued under above paragraph [a]of this resolution 22 in connection with an offer by way of a rights issue]: i] to ordinary shareholders in proportion [as nearly as may be practicable to their existing holdings; and ii] to holders of others equity securities as required by the rights of those securities or subject to such rights as the Directors otherwise consider necessary; and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal regulatory or practical problems in, or under the laws of, any territory or any other matter;
                 [Authority expires earlier at the conclusion of next AGM of the
                 Company or 30 JUN 2010]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
   S.23          Authorize the Directors, in substitution and subject to passing of             Management      For      For
                 Resolution 22 to allot equity securities [as specified in the
                 Companies Act 1985] for cash pursuant to the authority granted by Resolution 22 and/or where the allotment constitutes an allotment of equity securities by virtue of Section 94(3A) of the
                 Companies Act 1985, in each case free of the restriction in
                 Section 89(1) of the Companies Act 1985, such power to be
                 limited: a] to the allotment of equity securities in connection with an offer of equity securities [but in the case of an allotment pursuant of the authority granted by paragraph b] of Resolution
                 22, such power shall be limited to the allotment equity securities in connection with an offer by way of a rights issue and]: i] to ordinary shareholders in proportion [as nearly as may be
                 practicable to their existing holdings; and ii] to holders of other equity securities, as required by the rights of those securities or, subject to such rights, as the Directors otherwise consider necessary and so that the Directors may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal regulatory or practical problems in, or under the laws of, any territory or any other matter; and b] to the allotment of equity securities pursuant to the authority granted by paragraph a] of Resolution 22 and/or an allotment which constitutes an allotment of equity securities by virtue of Section
                 94(3A) of the Companies Act 1985 [in each case otherwise than the circumstances set out in paragraph a] of this resolution 23] up to a nominal amount of GBP 104,702,516 calculated, in the case of equity securities which are rights to subscribe for, or to convert securities into, relevant shares [as specified in the Companies Act
                 1985] by reference to the aggregate nominal amount of relevant shares which may be allotted pursuant to such rights, [Authority expires at the conclusion of next AGM of the Company or 30 JUN
                 2010] ; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
   S.24          Authorize the Company, for the purpose of generally and                        Management      For      For
                 unconditionally to make market purchases [Section 163(3) of the
                 Companies Act 1985] of up to 837,620,130 ordinary shares of 25p each in the capital of the Company, at a minimum price of 25p and not more than 105% above the average market value for such shares derived from the London Stock Exchange Daily Official
                 List, over the previous 5 business days; and that stipulated by
                 Article 5[1] of the buy-back and stabilization regulation [EC
                 2273/2003]; and [Authority expires the earlier of the conclusion of the next AGM of the Company or 30 JUN 2010]; the Company,
                 before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
   S.25          Authorize the Directors to call general meetings [other than an                Management      For      For
                 AGM] on not less than 14 clear days' notice [Authority expires at the earlier of the conclusion of the next AGM of the Company to be held in 2010 or 30 JUN 2010]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
------------------------------------------------------------------------------------------------------------------------------------
Security                      F86921107                                         Meeting Type           MIX
Ticker Symbol                                                                   Meeting Date           23-Apr-2009
ISIN                          FR0000121972                                      Agenda                 701897312 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.     The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will-be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
   O.1           Approve the financial statements and statutory reports                         Management      For      For
   O.2           Approve the consolidated financial statements and statutory                    Management      For      For
                 reports
   O.3           Approve the allocation of income and dividends of EUR 3.45 per                 Management      For      For
                 share
   O.4           Approve the Auditors special report regarding related party                    Management      For      For
                 transactions
   O.5           Approve the transaction with Mr. Jean Pascal Tricoire regarding                Management      For      For
                 Pension Scheme and Severance Payment
   O.6           Grant authority to repurchase of up to 10% of issued share capital             Management      For      For
                                                                                                Management      For
   O.7           Ratify the Change of Registered Office to 35, Rue Joseph Monier,                                        For
                 92500 Rueil Malmaison and amend Article 5 of Bylaws
                 accordingly
   E.8           Approve to update the corporate purpose and amend Article 2 of                 Management      For      For
                 Bylaws accordingly
   E.9           Approve the share ownership disclosure threshold                               Management      For      For
                                                                                                Management      For
   E.10          Grant authority for the issuance of equity or equity linked                                             For
                 securities with preemptive rights up to aggregate nominal amount of EUR 800 million
   E.11          Grant authority for the issuance of equity or equity linked                    Management      For      For
                 securities without preemptive rights up to aggregate nominal amount of EUR 360 million
   E.12          Authorize the Board to increase the capital in the event of                    Management      For      For
                 additional demand related to delegation submitted to shareholder vote above
   E.13          Grant authority to increase the capital for future exchange offers             Management      For      For
   E.14          Grant authority up to 3% of issued capital for use in Stock Option             Management      For      For
                 Plan
   E.15          Grant authority up to 1% of issued capital for use in Restricted               Management      For      For
                 Stock Plan
   E.16          Approve the Employee Stock Purchase Plan                                       Management      For      For
   E.17          Approve the Stock Purchase Plan reserved for International                     Management      For      For
                 Employees
   E.18          Approve the reduction in share capital via cancellation of                     Management      For      For
                 repurchased shares
   E.19          Grant authority for the filing of required documents/other                     Management      For      For
                 formalities
   A.            PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                               Shareholder     Against  For
                 Approve the limit of remuneration of the Supervisory Board
                 Members at the aggregate amount of EUR 600,000
                 PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                               Non-Voting
                 ID 540645 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
                 RECEIVED ON THE PREVIOUS MEETING WILL BE
                 DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
                 THIS MEETING NOTICE. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ALLIANZ SE, MUENCHEN
------------------------------------------------------------------------------------------------------------------------------------
Security                      D03080112                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           29-Apr-2009
ISIN                          DE0008404005                                      Agenda                 701857015 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 AS A CONDITION OF VOTING, GERMAN MARKET                                        Non-Voting
                 REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
                 YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
                 THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
                 CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
                 THAT WE-MAY LODGE YOUR INSTRUCTIONS
                 ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
                 PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
                 THANK YOU.
                 PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED                                   Non-Voting
                 DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
                 THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
                 REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
                 FOR YOUR ACCOUNTS.
   1.            Presentation of the approved Annual Financial Statements and                   Non-Voting
                 the approved Consolidated Financial Statements as of and for the fiscal year ended December 31,-2008, and of the Management
                 Reports for Allianz SE and for the Group, the Explanatory Report
                 on the information pursuant to paragraph 289 (4), paragraph 31-5
                 (4) of the German Commercial Code (Handelsgesetzbuch) as well as the Report-of the Supervisory Board for the fiscal year 2008
   2.            Appropriation of net earnings                                                  Management      For      For
   3.            Approval of the actions of the members of the Management Board                 Management      For      For
   4.            Approval of the actions of the members of the Supervisory Board                Management      For      For
   5.            By-election to the Supervisory Board                                           Management      For      For
   6.            Authorization to acquire treasury shares for trading purposes                  Management      For      For
   7.            Authorization to acquire and utilize treasury shares for other                 Management      For      For
                 purposes
   8.            Authorization to use derivatives in connection with the acquisition            Management      For      For
                 of treasury shares pursuant to Paragraph 71 (1) no. 8 of the
                 German Stock Corporation Act (Aktiengesetz)
   9.            Amendment to the Statutes in accordance with Paragraph 67                      Management      For      For
                 German Stock Corporation Act (Aktiengesetz)
   10.A          Other amendments to the Statutes: Cancellation of provisions                   Management      For      For
                 regarding the first Supervisory Board
   10.B          Other amendments to the Statutes: Anticipatory resolutions on the              Management      For      For
                 planned Law on the Implementation of the Shareholder Rights
                 Directive (Gesetz zur Umsetzung der Aktionaersrechterichtlinie)
   11.           Approval of control and profit transfer agreement between Allianz              Management      For      For
                 SE and Allianz Shared Infrastructure Services SE
                 COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                                  Non-Voting
                 MEETING. A LINK TO THE COUNTER PROPOSAL
                 INFORMATION IS AVAILABLE IN THE MATERIAL URL
                 SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
                 THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
                 ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
                 MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ASTRAZENECA PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
Security                      G0593M107                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           30-Apr-2009
ISIN                          GB0009895292                                      Agenda                 701834839 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                                   Non-Voting
                 VOTE  "IN FAVOR" OR "AGAINST" FOR-BELOW
                 RESOLUTIONS. THANK YOU.
   1.            Receive the Company's accounts and the reports of the Directors                Management      For      For
                 and the Auditor for the YE 31 DEC 2008
   2.            Approve to confirm the first interim dividend of USD 0.55 [27.8                Management      For      For
                 pence, 3.34 SEK] per ordinary share and confirm the final
                 dividend for 2008, the second interim dividend of USD 1.50 [104.8 pence, SEK 12.02] per ordinary share
   3.            Re-appoint KPMG Audit Plc, London as the Auditor                               Management      For      For
   4.            Authorize the Directors to agree the remuneration of the Auditor               Management      For      For
   5.A           Elect Mr. Louis Schweitzer as a Director in accordance with Article            Management      For      For
                 65 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.B           Elect Mr. David Brennan as a Director in accordance with Article               Management      For      For
                 65 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.C           Elect Mr. Simon Lowth as a Director in accordance with Article 65              Management      For      For
                 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.D           Elect Mr. Bo Angelin as a Director in accordance with Article 65 of            Management      For      For
                 the Company's Articles of Association, who will retire at the AGM in 2010
   5.E           Elect Mr. John Buchanan as a Director in accordance with Article               Management      For      For
                 65 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.F           Elect Mr. Jean Philippe Courtois as a Director in accordance with              Management      For      For
                 Article 65 of the Company's Articles of Association, who will retire at the AGM in 2010
   5.G           Elect Mr. Jane Henney as a Director in accordance with Article 65              Management      For      For
                 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.H           Elect Mr. Michele Hooper as a Director in accordance with Article              Management      For      For
                 65 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.I           Elect Mr. Rudy Markham as a Director in accordance with Article                Management      For      For
                 65 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.J           Elect Ms. Dame Nancy Rothwell as a Director in accordance with                 Management      For      For
                 Article 65 of the Company's Articles of Association, who will retire at the AGM in 2010
   5.K           Elect Ms. John Varley as a Director in accordance with Article 65              Management      For      For
                 of the Company's Articles of Association, who will retire at the
                 AGM in 2010
   5.L           Elect Mr. Marcus Wallenberg as a Director in accordance with                   Management      For      For
                 Article 65 of the Company's Articles of Association, who will retire at the AGM in 2010
   6.            Approve the Directors' remuneration report for the YE 31 DEC                   Management      For      For
                 2008
   7.            Authorize the Company and make donations to Political Parties to               Management      For      For
                 make donations to Political Organizations other than political parties; and incur political expenditure during the period commencing on the date of this resolution and ending on the date the of the Company's AGM, provided that in each case any such donation and expenditure made by the Company or by any such subsidiary shall not exceed USD 250,000 per Company and
                 together with those made by any subsidiary and the Company shall not exceed in aggregate USD 250,000, as specified
   8.            Authorize the Director to allot new shares by Article 7.1 of the               Management      For      For
                 Company's Article of Association renewed by the period
                 commencing on the date of the AGM of the Company in 2010 or, if earlier , on 30 JUN 2010, and such period the Section 80 amount shall be USD 120,636,176
   S.9           To Authorise the directors to disapply pre-emption rights.                     Management      For      For
   S.10          Authorize the Company for the purpose of Section 166 of the                    Management      For      For
                 Companies Act 1985, to make market purchases [Section 163 of the Companies Act 1985] of ordinary shares of USD 0.25 each in the capital of the Company provided that: the maximum number of shares which may be purchased is 144,763,412 the minimum
                 price [exclusive of expenses] which may be paid for share is USD
                 0.25 the maximum price which may be paid for a share is an amount equal to 105% of the average of the middle market values of the Company's ordinary shares as derived from the daily official list of the London Stock Exchange for the 5 business days
                 immediately preceding the day on which such share is contracted to be purchased [authority expires the earlier of the conclusion of the AGM of the Company in 2010 or 30 JUN 2010]; except in
                 relation to the purchase of shares the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
VIVENDI
------------------------------------------------------------------------------------------------------------------------------------
Security                      F97982106                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           30-Apr-2009
ISIN                          FR0000127771                                      Agenda                 701836667 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.                            Non-Voting
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.   The following-applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will b-e
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Glob-al Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary,
                 p-lease contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
   O.1           Approve the financial statements and statutory reports                         Management      For      For
   O.2           Approve the consolidated financial statements and statutory                    Management      For      For
                 reports
   O.3           Approve the treatment of losses and allocation of dividends of                 Management      For      For
                 EUR 1.40 per share
   O.4           Grant Authority for the payment of dividends by shares                         Management      For      For
   O.5           Approve the Auditors' special report regarding related-party                   Management      For      For
                 transactions
   O.6           Approve the transaction with Jean-Bernard Levy related to                      Management      For      For
                 severance payments
   O.7           Elect Mr. Maureen Chiquet as a Supervisory Board Member                        Management      For      For
   O.8           Elect Mr. Christophe De Margerie as a Supervisory Board                        Management      For      For
                 Member
   O.9           Grant authority for the repurchase of up to 10% of issued share                Management      For      For
                 capital
   E.10          Approve the reduction in share capital via cancellation of                     Management      For      For
                 repurchased shares
   E.11          Grant authority for the issuance of equity or equity-linked                    Management      For      For
                 securities with preemptive rights up to aggregate nominal amount of EUR 1.5 Billion
   E.12          Grant authority for the issuance of equity or equity-linked                    Management      For      For
                 securities without preemptive rights up to amount of EUR 800 million
   E.13          Authorize the Board to increase capital in the event of additional             Management      For      For
                 demand related to delegation submitted to shareholder vote under items 11 and 12
   E.14          Grant authority to the capital increase of up to 10% of issued                 Management      For      For
                 capital for future acquisitions
   E.15          Approve the Employees Stock Option Plan                                        Management      For      For
   E.16          Approve the Stock Purchase Plan reserved for Employees of                      Management      For      For
                 International Subsidiaries
   E.17          Grant authority for the capitalization of reserves of up to EUR 800            Management      For      For
                 million for bonus issue or increase in par value
   E.18          Grant authority for the filing of required documents/other                     Management      For      For
                 formalities
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
------------------------------------------------------------------------------------------------------------------------------------
Security                      F90676101                                         Meeting Type           MIX
Ticker Symbol                                                                   Meeting Date           30-Apr-2009
ISIN                          FR0000131708                                      Agenda                 701867472 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.     The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will-be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
   O.1           Receive the report of the Board of Directors and the Auditors'                 Management      For      For
                 report, the Company's financial statements for the year 2008, as presented, showing income of EUR 250,881,144.87
   O.2           Acknowledge the distributable income of EUR 250,811,144.87                     Management      For      For
                 allocated as follows: global dividend: EUR 127,501,704.00, the remaining balance of the retained earnings consequently, the shareholders will receive a net dividend of EUR 1.20 per share, and will entitle to the 40 % deduction provided by the French general tax code. this dividend will be paid on 12 MAY 2009 in the event that the company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account as required by law, it is reminded that, for the last three financial years, the dividends paid, were as follows: EUR 1.20 for FY 2007, EUR 2.10 and 1.05 for FY 2006, EUR 0.92 for 2005
   O.3           Receive the reports of the Board of Directors and of the Auditors,             Management      For      For
                 the consolidated financial statements for the said financial year, in the form presented to the meeting
   O.4           Approve the special report of the Auditors on agreements                       Management      For      For
                 governed by Articles l.225-38 ET SEQ of the French commercial code, acknowledges the conclusions of this report and the
                 agreement entered into and the commitments authorized during the 2009 FY referred to therein
   O.5           Approve the special report of the Auditors on agreements                       Management      For      For
                 governed by Articles L225-38 ET SEQ. the French commercial code, acknowledges the conclusions of this report and approve the agreement entered into during the 2008 FY referred to therein
   O.6           Approve the special report of the Auditors on agreements                       Management      For      For
                 governed by Article l.225-38 ET SEQ. of the French commercial code, acknowledges the conclusions of this report and the
                 agreement previously entered into and which remained in force in
                 2008 referred to therein
   O.7           Approve to renew the appointment of Mr. Jean-Pierre Lamoure as                 Management      For      For
                 a Director for a 4-year period
   O.8           Approve to renew the appointment Mr. Daniel Lebegue as a                       Management      For      For
                 Director for a 4-year period
   O.9           Approve to renew the appointment Mr. Bruno Weymuller as a                      Management      For      For
                 Director for a 4-year period
   O.10          Appoint Mr. Gerard Hauser for a 4-year period                                  Management      For      For
   O.11          Appoint Mr. Marwan Lahoud  as a Director for a 4-year period                   Management      For      For
   O.12          Appoints Mr. Joseph Rinaldi as Director for a 4-year period                    Management      For      For
   O.13          Approve the shareholders' meeting to resolves toward total annual              Management      For      For
                 fees of EUR 440,000.00 to the Board of Directors
   O.14          Authorizes the Board of Directors, one or more occasions, to trade             Management      For      For
                 in the Company's shares on the stock market subject to the conditions described below: maximum purchase price: EUR
                 60.00, maximum number of shares to be acquired: 10% of the share capital this authorization is given for an 18-month period the shareholders' meeting delegates all powers to the Board of
                 Directors to take all necessary measures and accomplish all necessary formalities this delegation of powers supersedes any and all earlier delegations to the same effect and the one granted by the ordinary shareholders' meeting of  06 MAY2008 in its resolution 7
   E.15          Authorize the Board of Directors to increase the capital, on one or            Management      For      For
                 more occasions, in France or abroad, by a maximum amount of
                 EUR 37,500,000.00, by issuance, with preferred subscription rights maintained of shares or any securities giving access to the share capital the shareholders' meeting also delegates to the
                 Board of Directors the necessary powers to issue securities giving right to the allocation of debt securities the overall amount of debt securities giving access to the share capital or giving right to the allocation of debt securities which may be issued shall not exceed
                 EUR 2,500,000,000.00 this authorization is granted for a 26-
                 month period the shareholders' meeting delegates all powers to the board of directors to take all necessary measures and
                 accomplish all necessary formalities this delegation supersedes the delegation granted by the extraordinary shareholders' meeting of 27 APR 2007 in its resolution  20
   E.16          Authorize the Board of Directors to increase the capital, on one or            Management      For      For
                 more occasions, in France or abroad, by a maximum amount of
                 EUR 12,000,000.00, by issuance by way of a public offering or an offer governed by paragraph ii of Article l. 411-2 of the monetary and financial code, with cancellation of the preferred subscription rights of shares or any securities giving access to the share capital this amount shall count against the ceiling of EUR 37,500,000.00 set forth in resolution 15 the shareholders' meeting also delegates to the Board of Directors the necessary powers to issue securities giving right to the allocation of debt securities the overall amount of debt securities giving access to the share capital or giving right to the allocation of debt securities which may be issued shall not exceed EUR 2,5500,000,000.00 this amount shall count against the ceiling of EUR 2,500,000,000.00 set forth in resolution 15 the securities may be issued in consideration for securities tendered in a public exchange offer initiated by the company concerning the shares of another Company this authorization is granted in the limit and in accordance with Article l.225-148 of the French commercial code this authorization is granted for a 26-month period; it supersedes the delegation granted by the extraordinary shareholders' meeting of  27 APR 2007 in its resolution  21 the shareholders' meeting delegates all powers to the Board of
                 Directors to take all necessary measures and accomplish all necessary formalities
   E.17          Authorizes the Board of Directors to increase the share capital, on            Management      For      For
                 one or more occasions, in favour of employees of French or foreign companies and related companies who are members of a company savings plant his delegations given for a 26-month period and for a nominal amount that shall not exceed 2 per cent of the share capital the amount of the capital increases which may be carried out by the virtue of the present delegation shall count against the ceiling of EUR 37,500,000.00 set forth in resolution 15 the shareholders' meeting delegates all powers to the Board of
                 Directors to take all necessary measures and accomplish shall necessary formalities the shareholders' meeting delegates to the
                 Board of Directors all powers to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one tenth of the new capital after each increase this delegation supersedes the delegation granted by the extraordinary shareholders' meeting of
                 27APR 2007 in its resolution 25
   E.18          Authorizes the Board of Directors to grant, for free, on one or                Management      For      For
                 more occasions, existing shares, in favour of the employees of the
                 Company technip, and employees and corporate officers of
                 related companies; they may not represent more than 1% of the share capital the present delegation is given for a 24-month period the shareholders' meeting delegates all powers to the Board of
                 Directors to take all necessary measures and accomplish all necessary formalities this authorization of powers supersedes any and all earlier authorizations to the same effect
   E.19          Adopt the resolution 18 of the present meeting, the shareholders'              Management      For      For
                 meeting authorizes the Board of Directors to grant, for free, on one or more occasions, existing shares, in favour of the Board of
                 Directors' chairman and the general manager of the Company, corporate officer of the company. they may not represent more than 0.03% of the share capital the present delegation is given for a 24-month period the shareholders' meeting delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities this authorization supersedes any and all earlier authorizations  to the same effect
   E.20          Authorize the Board of Directors to grant, in one or more                      Management      For      For
                 transactions, to the employees and corporate officers of the company and related companies, options giving the right either to subscribe for new shares in the company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares which shall exceed 1% of the share capital the present authorization is granted for a 24-month period the shareholders' meeting delegates all powers to the
                 Board of Directors to take all necessary measures and accomplish all necessary formalities
   E.21          Adopt the resolution 20 of the present meeting, authorize the                  Management      For      For
                 Board of Directors to grant, in one or more transactions, to the chairman of the Board of Directors and, or the general manager, corporate officer of the Company, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company it being provided that the options shall not give rights to a total number of shares, which shall exceed 0.10 % of the capital the present authorization is granted for a 24-month period; it supersedes any and all earlier delegations to the same effect the shareholders' meeting delegates all powers to the board of directors to take all necessary measures and accomplish all necessary formalities
   O.22          Grants full powers to the bearer of an original, a copy or extract of          Management      For      For
                 the minutes of this meeting to carry out all filings publications and other formalities prescribed by law
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA SA, PARIS
------------------------------------------------------------------------------------------------------------------------------------
Security                      F06106102                                         Meeting Type           MIX
Ticker Symbol                                                                   Meeting Date           30-Apr-2009
ISIN                          FR0000120628                                      Agenda                 701870710 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                               Non-Voting
                 ID 504193 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
                 RECEIVED ON THE PREVIOUS MEETING WILL BE
                 DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
                 THIS MEETING NOTICE. THANK YOU.
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.     The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will-be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
   O.1           Approve the financial statements and statutory reports                         Management      For      For
   O.2           Approve to accept the consolidated financial statements and                    Management      For      For
                 statutory reports
   O.3           Approve the allocation of income and dividends of EUR 0.40 per                 Management      For      For
                 share
   O.4           Approve the Auditors' special report regarding related-party                   Management      For      For
                 transactions
   O.5           Re-elect Mr. Jacques de Chateauvieux as the Supervisory Board                  Management      For      For
                 Member
   O.6           Re-elect Mr. Anthony Hamilton as a Supervisory Board Member                    Management      For      For
   O.7           Re-elect Mr. Michel Pebereau as a Supervisory Board Member                     Management      For      For
   O.8           Re-elect Mr. Dominique Reiniche as a Supervisory Board Member                  Management      For      For
   O.9           Elect Mr. Ramon de Oliveira as a Supervisory Board Member                      Management      For      For
   O.10          Grant authority to the repurchase of up to 10 % of issued share                Management      For      For
                 capital
   E.11          Grant authority to the capitalization of reserves of up to EUR 1               Management      For      For
                 billion for bonus issue or increase in par value
   E.12          Grant authority to the issuance of equity or equity-linked securities          Management      For      For
                 with preemptive rights up to aggregate nominal amount of EUR 2 billion
   E.13          Grant authority to the issuance of equity or equity- linked                    Management      For      For
                 securities without preemptive rights up to aggregate nominal amount of EUR 1 billion
   E.14          Authorize the Board to set issue price for 10 % of issued capital              Management      For      For
                 pursuant to issue authority without preemptive rights
   E.15          Authorize the Board to increase capital in the event of additional             Management      For      For
                 demand related to delegation submitted to shareholder vote items
                 12 to 14 and 16 to 18
   E.16          Grant authority to the capital increase of up to EUR 1 billion for             Management      For      For
                 future exchange offers
   E.17          Grant authority to the capital increase of up to 10 % of issued                Management      For      For
                 capital for future acquisitions
   E.18          Grant authority to the issuance of equity upon conversion of a                 Management      For      For
                 subsidiary's equity-linked securities for up to EUR 1 billion
   E.19          Approve the issuance of securities convertible into debt                       Management      For      For
   E.20          Approve the Employee Stock Purchase Plan                                       Management      For      For
   E.21          Approve the Stock Purchase Plan reserved for employees of                      Management      For      For
                 international subsidiaries
   E.22          Approve the reduction in share capital via cancellation of                     Management      For      For
                 repurchased shares
   E.23          Grant authority to the issuance of preferred stock in favor of Axa             Management      For      For
                 Assurances IARD Mutuelle and Axa Assurances Vie Mutuelle for
                 up to aggregate nominal amount of EUR 1 billion
   E.24          Grant authority to the issuance of preferred stock with preemptive             Management      For      For
                 rights for up to aggregate nominal amount of EUR 1 billion
   E.25          Grant authority to the issuance of preferred stock without                     Management      For      For
                 preemptive rights for up to aggregate nominal amount of EUR 1 billion
   E.26          Adopt the new Articles of Association, pursuant to items 23                    Management      For      For
                 through 25
   E.27          Grant authority to the filing of required documents/other formalities          Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF
------------------------------------------------------------------------------------------------------------------------------------
Security                      D24914133                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           06-May-2009
ISIN                          DE000ENAG999                                      Agenda                 701852914 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 AS A CONDITION OF VOTING, GERMAN MARKET                                        Non-Voting
                 REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
                 YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
                 THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
                 CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
                 THAT WE-MAY LODGE YOUR INSTRUCTIONS
                 ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
                 PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
                 THANK YOU
                 PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED                                   Non-Voting
                 DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
                 THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
                 REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
                 FOR YOUR ACCOUNTS.
   1.            Presentation of the financial statements and annual report for the             Non-Voting
                 2008 FY wit-h the report of the Supervisory Board, the group financial statements and group annual report, and the report pursuant to sect ions 289[4] and 315[4] of the German
                 Commercial Code
   2.            Resolution on the appropriation of the distribute profit of EUR                Management      For      For
                 2,856,795,549 as follows: payment of a dividend of EUR 1.50 per no-par share ex-dividend and payable date: 05 MAY 2009
   3.            Ratification of the Acts of the Board of Managing Directors                    Management      For      For
   4.            Ratification of the Acts of the Supervisory Board                              Management      For      For
   5.            Election of Mr. Jens P. Heyerdahl D.Y. to the Supervisory Board                Management      For      For
   6.A           Election of the auditor for the 2009 financial year as well as for the         Management      For      For
                 inspection of financial statements: PricewaterhouseCoopers
                 Aktiengesellschaft Wirtschaftspruefungsgesellschaft, Duesseldorf,
                 is appointed as the auditor for the annual as well as the
                 consolidated financial statements for the 2009 financial year.
   6.B           Election of the auditor for the 2009 financial year as well as for the         Management      For      For
                 inspection of financial statements: in addition,
                 PricewaterhouseCoopers Aktiengesellschaft
                 Wirtschaftspruefungsgesellschaft, Duesseldorf, is appointed as the auditor for the inspection of the abbreviated financial statements and the interim management report for the first half of the 2009 financial year.
   7.            Renewal of the authorization to acquire own shares                             Management      For      For
   8.            Resolution on the creation of authorized capital and the                       Management      For      For
                 corresponding amendment to the Articles of Association
   9.A           Resolution on the authorization to issue convertible and/or warrant            Management      For      For
                 bonds, profit-sharing rights and/or participating bonds, the creation of contingent capital, and the corresponding amendment to the Articles of Association a) authorization I: the Board of
                 Managing Directors shall be authorized, with the con sent of the
                 Supervisory Board, to issue bonds or profit-sharing rights of up to
                 EUR 5,000,000,000, conferring convertible and/or option rights for shares of the Company, on or before 05 MAY 2014 shareholders shall be granted subscription except, for residual amounts, for the granting of such rights to other bondholders, and for the issue of bonds conferring convertible and/or option rights for shares of the company of up to 10% of the share capital if such bonds are issued at a price not materially below their theoretical market value shareholders' subscription rights shall also be excluded for the issue o f profit-sharing rights and/or participating bonds without convertible or option rights with debenture like features, the Company's share capital shall be increased accordingly by up to EUR 175,000,000 through the issue of up to 175,000,000 new registered shares, insofar as convertible and/or option rights are exercised [contingent capital 2009 I]
   9.B           Resolution on the authorization to issue convertible and/or warrant            Management      For      For
                 bonds , profit-sharing rights and/or participating bonds, the creation of contingent capital, and the corresponding amendment to the Articles of Association b) authorization ii: the board of
                 Managing Directors shall be authorized, with the consent of the
                 Supervisory Board, to issue bonds or profit-sharing rights of up to
                 EUR 5,000,000,000, conferring convertible and/or option rights for shares of the company, on or before 05 May 2014, shareholders shall be granted subscription except, for residual amounts, for the granting of such rights to other bondholders, and for the issue of bonds conferring convertible and/or option rights for shares of the company of up to 10 pct. of the share capital if such bonds are issued at a price not materially below their theoretical market value, shareholders' subscription rights shall also be excluded for the issue o f profit-sharing rights and/or participating bonds without convertible or option rights with debenture-like features, the Company's share capital shall be increased accordingly by up to EUR 175,000,000 through the issue of up to 175,000,000 new registered shares, insofar as convertible and/or option rights are exercised [contingent capital 2009 II]
   10.           Adjustment of the object of the Company and the corresponding                  Management      For      For
                 amendment to the Articles of Association
   11.A          Amendments to the Articles of Association in accordance with the               Management      For      For
                 implementation of the shareholders' rights act [ARUG] a)
                 amendment to section 19[2]2 of the Articles of Association in respect of the Board of Directors being authorized to allow the audiovisual transmission of the shareholders' meeting
   11.B          Amendments to the Articles of Association in accordance with the               Management      For      For
                 implementation of the shareholders' rights act [ARUG] b)
                 amendment to section 20[1] of the Articles of Association in respect of proxy-voting instructions being issued in written or electronically in a manner defined by the Company
   11.C          Amendments to the Articles of Association in accordance with the               Management      For      For
                 implementation of the shareholders' rights act [ARUG] c)
                 amendment to section 18[2] of the Articles of Association in respect of shareholders being entitled to participate and vote at the shareholders' meeting if they register with the Company by the sixth day prior to the meeting
   12.           Approval of the control and profit transfer agreement with the                 Management      For      For
                 Company's wholly-owned subsidiary, E.ON Einundzwanzigste
                 Verwaltungs GMBH, effective until at least 31 DEC 2013
   13.           Approval of the control and profit transfer agreement with the                 Management      For      For
                 Company's wholly-owned subsidiary, E.On Zweiundzwanzigste
                 Verwaltungs Gmbh, effective until at least 31 DEC 2013
                 COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                                  Non-Voting
                 MEETING. A LINK TO THE COUNTER PROPOSAL
                 INFORMATION IS AVAILABLE IN THE MATERIAL URL
                 SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
                 THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
                 ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
                 MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CRH PLC
------------------------------------------------------------------------------------------------------------------------------------
Security                      G25508105                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           06-May-2009
ISIN                          IE0001827041                                      Agenda                 701880230 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Receive the financial statement and report of Directors and the                Management      For      For
                 Auditors
   2.            Declare a dividend                                                             Management      For      For
   3.a           Re-elect Mr. W.P. Egan as a Director                                           Management      For      For
   3.b           Re-elect Mr. J.M. De Jong as a Director                                        Management      For      For
   3.c           Re-elect Mr. M. Lee as a Director                                              Management      For      For
   3.d           Re-elect Mr. G.A. Culpepper as a Director                                      Management      For      For
   3.e           Re-elect Mr. A. Manifold as a Director                                         Management      For      For
   3.f           Re-elect Mr. W.I. O'mahony as a Director                                       Management      For      For
   3.g           Re-elect Mr. M.S. Towe as a Director                                           Management      For      For
   4.            Approve the remuneration of the Auditors                                       Management      For      For
   5.            Approve to increase the authorized share capital                               Management      For      For
   6.            Grant authority to allot shares                                                Management      For      For
   7.            Approve the disapplication of pre-emption rights                               Management      For      For
   8.            Grant authority to purchase own ordinary shares                                Management      For      For
   9.            Amend the Articles of Association re Treasury Shares                           Management      For      For
   10.           Grant authority to re-issue Treasury Shares                                    Management      For      For
   11.           Grant authority to allot shares in lieu of cash dividends                      Management      For      For
   12.           Approve the notice period for EGM                                              Management      For      For
   13.           Amend the Articles of Association                                              Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
L'AIR LIQUIDE, PARIS
------------------------------------------------------------------------------------------------------------------------------------
Security                      F01764103                                         Meeting Type           MIX
Ticker Symbol                                                                   Meeting Date           07-May-2009
ISIN                          FR0000120073                                      Agenda                 701819279 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.    The following-applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will-be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative.
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D ""AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN ""AGAINST" VOTE.
   O.1           Receive the reports of the Board of Directors and the Auditors and             Management      For      For
                 approve the Company's financial statements for the YE 31 DEC
                 2008, as presented showing net income of EUR 695,133,673.00
   O.2           Receive the reports of the Board of Directors and the Auditors and             Management      For      For
                 approve the consolidated financial statements for the said FY in the form presented to the meeting
   O.3           Approve the income for the FY: EUR 695,133,673.00 legal                        Management      For      For
                 reserve, EUR 10,243,183.00 retained earnings: EUR
                 298,208,024.00, distributable income: EUR 983,098,514.00 and the recommendations of the Board of Directors and resolves that the distributable income for the FY be appropriated as follows:
                 retained earnings: EUR 381,069,942.00, dividends: EUR
                 602,028,572.00 and receive a net dividend of EUR 2.25 per share, and will entitle to the 40% deduction provided by the French tax code, this dividend will be paid on 18 MAY 2009 as required By
                 Law, it is reminder that, for the last 3 FY's the dividends paid, were as follows: ordinary dividend: EUR 3.85 and EUR 0.38 for the loyalty dividend for FY 2005, dividends entitled to the 40%
                 deduction provided by the French Tax code ordinary dividend:
                 EUR 4.00 and EUR 0.40 for the loyalty dividend for FY 2006, dividends entitled to the 40% deduction provided by the French
                 Tax Code ordinary dividend: EUR 2.25 and EUR 0.22 for the
                 loyalty dividend for FY 2007, dividends entitled to the 40%
                 deduction provided by the French Tax Code; A 10% dividend
                 increase, I.E EUR 0.22 per share of a par value EUR 5.50 is granted to the registered shares existing on 31 DEC 2006 till 18
                 MAY 2009, this dividends is entitled to the 40% to deduction provided by the French Tax code; total amount of the dividend increase for the 67,969,494 shares registered existing on 31 DEC
                 2006 till 31 DEC 2008; EUR 14,953,289.00
   O.4           Authorize the Board of Director's to buy back the Company's                    Management      For      For
                 shares on the open market, subject to the conditions described below: maximum purchase price: EUR 165.00 per share of a par value of EUR 5.50, maximum number of shares to be acquired:
                 10% of the share capital, I.E.26,092,234 shares, maximum funds invested in the share buybacks: EUR 4,305,218,610.00; [authority expires at the end of the 18- month period] it supersedes the fraction unused of the authorization granted by the ordinary shareholder's meeting of 07 MAY 2008; and to take all necessary measures and accomplish all necessary formalities
   O.5           Approve the renews the a appointment of Mr. Thierry Desmarest                  Management      For      For
                 as Director for a 4 year period
   O.6           Approve the renews the appointment of Mr. Alain Joly as Director               Management      For      For
                 for a 4 year period
   O.7           Approve the renews the appointment of Mr. Thierry Peugeot as                   Management      For      For
                 Director for a 4 year period
   O.8           Receive the special report of the Auditors on agreement governed               Management      For      For
                 by Article L.225-38 of the French Commercial Code, regarding
                 BNP PARIBAS approves said report and the agreement referred to therein
   O.9           Receive the special report of the Auditors on agreement governed               Management      For      For
                 by Articles L.225-38 and L.225-42-1 of the French Commercial
                 Code regarding Mr. Benoit Potier approves said report and the agreement referred to therein
   O.10          Receive the special report of the Auditors on agreement governed               Management      For      For
                 by Articles L.225-38 and L.225-42-1 of the French Commercial
                 Code regarding Mr. Klaus Schmieder approves said report and the agreement referred to therein
   O.11          Receive the special report of the Auditors on agreement governed               Management      For      For
                 by Articles L.225-38 and L.225-42-1 of the French Commercial
                 Code regarding Mr. Pierre Dufour approves said report and the agreement referred to therein
   E.12          Authorize the Board of Directors to reduce the Share Capital on 1              Management      For      For
                 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with the authorization given by present shareholders and the ones dated
                 07 MAY 2008 and 09 MAY 2007, up to a maximum of 10 % of the
                 Share Capital over a 24 month period; [authority expires at the end of the 24-month period] it superseded the authorization granted by the EGM of 07 MAY 2008 in its resolution number 14, and to take all necessary formal and accomplish all the formalities
   E.13          Authorize the Board of Directors in 1 or more issues, with the                 Management      For      For
                 issuance of subscription warrants in the event of a public exchange offer, allocated free of charge to the Company's
                 shareholders, Consequently, to increase the capital by a
                 maximum nominal value of EUR 717,600,000.00, to take all
                 necessary measures and accomplish all necessary formalities,
                 [authority expires at the end of the 18-month period] and
                 supersedes the one granted by the EGM of 07 MAY 2008 in its resolution number 15
   E.14          Authorize the Board of Directors to increase on 1 or m ore                     Management      For      For
                 occasions, in France or Abroad, the share capital up to maximum nominal amount of EUR 350,000,000.00 by issuance, with the shareholder's preferred subscription rights maintained of shares or securities given access to the capital, [authority given for a 26-
                 month period], it cancels and replaces all earlier authorization to the same effect, including that granted by the shareholder's meeting of 07 MAY 2008 in its resolution number 16, to take all necessary measures and accomplish all necessary formalities
   E.15          Authorize the Board of Directors to increases the number of                    Management      For      For
                 securities to be issued in the event of a capital increase with shareholders preferential subscription rights maintained, at the same price as the initial issue, within 30 days of the closing of the subscription period and up to a maximum of 15% the initial issue, this amount shall count against the overall ceiling set forth in resolution number 14; [authority granted for a 26-month period]
   E.16          Authorize the Board of Directors to increase the share capital, on             Management      For      For
                 1 or more occasions, in favour of members of a Company or
                 group savings plan, [authority given for a 26- month period] and for a nominal amount that shall not exceed EUR 30,250,000.00,
                 I.E. a maximum of 5,500,000 shares , the amount of the capital increases carried out accordingly with the present resolution and the resolution number 17 shall not exceed EUR 30,250,000.00 the amount of the capital increase shall count against the overall value set forth in resolution number 14, to cancel the shareholders preferential subscription rights in favour of the beneficiaries above mentioned, to take all necessary measures and accomplish all necessary formalities this delegation supersedes the fraction unused of the one granted by the EGM 07 MAY 2008 in its
                 resolution number 19
   E.17          Authorize the Board of Directors to increase on one or more                    Management      For      For
                 occasions, in France or Abroad, the share capital up to a
                 maximum nominal amount of EUR 30,250,000.00, by issuance, of ordinary shares, securities in favour of a category of beneficiaries, this amount shall count against the overall value set forth in resolution number 14; [authority has given for an 18 month period], it supersedes the fraction unused of the delegation granted by EGM of 07 MAY 2008 in its resolution number 20 to take all necessary measures and accomplish all necessary
                 formalities
   O.18          Grant authority to the bearer of an original, a copy or extract of the         Management      For      For
                 minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRESENIUS MED CARE AKTIENGESELLSCHAFT
------------------------------------------------------------------------------------------------------------------------------------
Security                      D2734Z107                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           07-May-2009
ISIN                          DE0005785802                                      Agenda                 701860985 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 AS A CONDITION OF VOTING, GERMAN MARKET                                        Non-Voting
                 REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
                 YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
                 THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
                 CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
                 THAT WE-MAY LODGE YOUR INSTRUCTIONS
                 ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
                 PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
                 THANK YOU
                 PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                                 Non-Voting
                 MEETING IS 16 APR 2009 , WHEREAS THE MEETING HAS
                 BEEN SETUP USING THE ACTUAL RECORD DATE - 1
                 BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
                 POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
                 GERMAN LAW. THANK YOU
   1.            Presentation of the financial statements and annual report for the             Non-Voting
                 2008 FY wit-h the report of the Supervisory Board, the group financial statements and group annual report, and the report pursuant to Sections 289(4) and 315(4) of the-German
                 Commercial Code, and approval of the financial statement for
                 2008 FY
   2.            Resolution on the appropriation of the distributable profit of EUR             Management      For      For
                 761,954,502.81 as follows: payment of a dividend of EUR 0.58 per ordinary share and EUR 0.60 per preferred share EUR
                 589,187,597.93 shall be carried forward ex-dividend and payable date: 08 MAY 2009
   3.            Ratification of the acts of the general partner                                Management      For      For
   4.            Ratification of the acts of the Supervisory Board                              Management      For      For
   5.            Appointment of the Auditors for the 2009 FY.: KPMG AG, Berlin                  Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG
------------------------------------------------------------------------------------------------------------------------------------
Security                      L0302D129                                         Meeting Type           ExtraOrdinary General Meeting
Ticker Symbol                                                                   Meeting Date           12-May-2009
ISIN                          LU0323134006                                      Agenda                 701899354 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Approve the decision to (i) renew for a 5-year period the                      Management      For      For
                 authorized share capital of EUR 7,082,460,000 represented by
                 1,617,000,000 shares without nominal value, compared to the
                 Company's issued share capital of EUR 6,345,859,399.86
                 represented by 1,448,826,347 shares without nominal value, representing a potential maximum increase in the Company's issued share capital of 168,173,653 new shares, and (ii) authorize the Board of Directors of the Company to issue, within the limit of such authorized share capital, new shares for various types of transactions and to amend Article 5.5 of the Articles of Association of the Company
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                             Non-Voting
                 OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
                 SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
                 PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
                 ORIGINAL INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ALLIED IRISH BANKS PLC
------------------------------------------------------------------------------------------------------------------------------------
Security                      G02072117                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           13-May-2009
ISIN                          IE0000197834                                      Agenda                 701905323 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Receive the annual financial report for the YE 31 DEC 2008                     Management      For      For
   2.a           Re-appoint Mr. Declan Collier as a Director                                    Management      For      For
   2.b           Re-appoint Mr. Kieran Crowley as a Director                                    Management      For      For
   2.c           Re-appoint Mr. Colm Doherty as a Director                                      Management      For      For
   2.d           Re-appoint Mr. Dermot Gleeson as a Director                                    Management      For      For
   2.e           Re-appoint Mr. Stephen L. Kingon as a Director                                 Management      For      For
   2.f           Re-appoint Ms. Anne Maher as a Director                                        Management      For      For
   2.g           Re-appoint Mr. Daniel O'Connor as a Director                                   Management      For      For
   2.h           Re-appoint Mr. John O'Donnell as a Director                                    Management      For      For
   2.i           Re-appoint Mr. Sean O'Driscoll as a Director                                   Management      For      For
   2.j           Re-appoint Mr. David Pritchard as a Director                                   Management      For      For
   2.k           Re-appoint Mr. Eugene J. Sheehy as a Director                                  Management      For      For
   2.l           Re-appoint Mr. Dick Spring as a Director                                       Management      For      For
   2.m           Re-appoint Mr. Robert G. Wilmers as a Director                                 Management      For      For
   2.n           Re-appoint Ms. Jennifer Winter as a Director                                   Management      For      For
   3.            Authorize the Directors to determine the remuneration of the                   Management      For      For
                 Auditor
   S.4           Approve for the purposes of Section 209 of the Companies Act                   Management      For      For
                 1990 [the 1990 Act] the price range within which any treasury shares for the time being held by the Company may be re-issued off-market shall be determined in accordance with Article 53 of the
                 Articles of Association; the authority conferred shall be effective from 14 MAY 2009 and shall expire at the close of business on the earlier of the date of the AGM or 12 NOV 2010 unless previously varied or renewed in accordance with the provisions of Section
                 209 of the 1990 Act
   5.            PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:                               Shareholder     Abstain  Against
                 appoint Mr. Niall Murphy as a Director of the Company
   6.            The Directors have received a notice from a shareholder, Mr. Niall             Non-Voting
                 Murphy, of-his intention to propose a resolution for the removal of
                 Mr. Dermot Gleeson an-d Mr. Eugene Sheehy as Directors of the
                 Company; Mr. Ashton Brady, shareholder-, has given notice of his intention to propose a resolution for the removal of-all Directors, other than those nominated by Irish Government under the Credit
                 Institution [Financial Support] Scheme 2008 and those not going forward for-re-appoint Mr. David Paling has given notice of intension to propose resolutions for the removal of Mr. Gleeson and Mr. Robert G. Wilmers as Directors; in line with usual practice, a resolution to remove a Director already reappointed at the meeting will not be permitted, because to do so, in effect, asks shareholders to vote twice on the same issue
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ALLIED IRISH BANKS PLC
------------------------------------------------------------------------------------------------------------------------------------
Security                      G02072117                                         Meeting Type           ExtraOrdinary General Meeting
Ticker Symbol                                                                   Meeting Date           13-May-2009
ISIN                          IE0000197834                                      Agenda                 701919815 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Approve, subject to and conditional upon Resolutions 2, 3, 4, 5, 6             Management      For      For
                 and 7 being passed, the authorized share capital of the company be increased form EUR 625,200,000, USD 500,000,000, STG
                 GBP 200,000,000 and YEN 35,000,000,000 to EUR 884,200,000,
                 USD 500,000,000, STG GBP 200,000,000 and YEN
                 35,000,000,000 by creation of: a] 700,000,000 new ordinary shares of EUR 0.32 each, such shares forming one class with the existing ordinary shares; and b] 3,500,000,000 2009 non-
                 cumulative preference shares of EUR 0.01 each, such ordinary shares and 2009 non-cumulative preference shares having
                 attached thereto the respective rights and privileges and being subject to the respective limitations and restrictions set out in the articles of association of the company to be adopted pursuant to
                 Resolution 7 below
   2.            Authorize the Directors of the Company, subject to and conditional             Management      For      For
                 upon Resolutions 1,3,4,5,6 and 7 being passed, pursuant to and in accordance with Section 20 of the 1983 Act [in substitution for the authority conferred on the Directors of the Company at the
                 AGM meeting held on 09 May 2007] to exercise for the period of 5 years from the date of the passing of this resolution all the powers of the company to allot relevant securities [as specified in the
                 1983 Act] up to the following nominal amounts: a] EUR
                 218,557,672 for ordinary shares of EUR 0.32 each, b) EUR
                 35,000,000 for 2009 non-cumulative preference shares of EUR
                 0.01 each , c) EUR 254,000,000 for euro non-cumulative
                 preference shares of EUR 1.27 each, d) USD 500,000,000 for dollar non-cumulative preference shares of USD 25.00 each, e)
                 STG GBP 200,000,000 for sterling non-cumulative preference shares of STG GBP 1.00 each, f)YEN 35,000,000,000 for YEN
                 non-cumulative preference shares 175 each and g) EUR
                 94,160,582.08 [or, if higher, the aggregate nominal value of the number of ordinary shares the subject of the warrants to be issued to the NPRFC on the completion date, as varied from time to time in accordance with the anti-dilution adjustment provisions in the warrant instrument (the Warrant Shares)], such amounts being
                 "the section 20 amount" [as specified in Article 8 of the Articles of
                 Association of the Company], and may make offers or agreements which would or might require the allotment of such securities after the expiry of such period
   3.            Approve that, subject to and conditional upon Resolutions 1, 2, 4,             Management      For      For
                 5, 6 and 7 being passed, the proposed issue by the Company of the warrant shares, upon exercise of the warrants in accordance with the terms of the warrant instruments, for the purposes of the listing rules of the Irish stock exchange and of the UK listing authority notwithstanding that the issue price of the warrant shares may be at a discount of more than 10%, to the middle market price of the ordinary shares [as derived form the daily official list of the Irish Stock Exchange] on the completion date
   4.            Authorize the Directors of the Company, subject to and conditional             Management      For      For
                 upon Resolutions 1, 2, 3, 5, 6 and 7 being passed, to appropriate and apply any sum standing to the credit of the Company's
                 undistributable reserves [including any share premium account]
                 or, subject to there being no contravention of the rights of other shareholders of the Company, the Company's distributable
                 reserves for the purposes of capitalizing new issues of ordinary shares of EUR 0.32 each in the capital of the Company in
                 accordance with Article 135 of the Articles of Association of the
                 Company to be adopted , pursuant of Resolution 7
   S.5           Authorize the Directors of the Company, subject to and conditional             Management      For      For
                 upon Resolutions 1, 2, 3, 4, 6 and 7 being passed, in accordance with Section 24 of the 1983 Act, to issue the warrants to the
                 NPRFC on the completion date pursuant to the authority conferred by Resolution 2 above as if Section 23[1] of the 1983 act did not apply to that issue
   S.6           Authorize the Company, subject to and conditional upon                         Management      For      For
                 Resolutions 1, 2, 3, 4, 5 and 7 being passed, for the purposes of
                 Sections 213 and 214 of the Companies Act 1990, to purchase some or all of the 3,500,000,000 2009 non-cumulative preference shares of EUR 0.01 each, adopt in accordance with the terms of
                 Article 52 of the Articles of Association of the Company pursuant to Resolution 7, provided that such Articles of Association of the
                 Company are adopted on or prior to 31 DEC 2009
   S.7           Adopt, subject to and conditional upon Resolutions 1, 2, 3, 4, 5               Management      For      For
                 and 6 being passed, the regulations produced to the meeting [as specified] as the new Articles of Association of the Company in
                 substitution for and to the exclusion of the existing Articles of
                 Association of the Company
   S.8           Approve to renew that, the power conferred on the Directors of the             Management      For      For
                 Company by Article 8 of the Articles of Association of the
                 Company, for the period ending on the date of the AGM of the
                 Company in 2010 or, if earlier, 12 AUG 2010, and for such period the Section 23 amount [as specified in Paragraph [d] [iv] of Article
                 8 of the Article of Association of the Company] shall be EUR
                 14,694,969.12
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
UNILEVER NV
------------------------------------------------------------------------------------------------------------------------------------
Security                      N8981F271                                         Meeting Type           Ordinary General Meeting
Ticker Symbol                                                                   Meeting Date           14-May-2009
ISIN                          NL0000009355                                      Agenda                 701856431 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING                                Non-Voting
                 AT THIS GENERAL MEETING ARE RE-LAXED. BLOCKING
                 PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
                 SET ON 23 APR-09. SHARES CAN BE TRADED THEREAFTER.
                 THANK YOU.
   1.            Consideration of the Annual Report for the 2008 FY                             Non-Voting
   2.            Adopt the annual accounts and appropriation of the profit for the              Management      For      For
                 2008 FY
   3.            Grant discharge to the Executive Directors in office during the                Management      For      For
                 2008 FY for the fulfilment of their tasks
   4.            Grant discharge to the Non-Executive Directors in office during the            Management      For      For
                 2008 FY for the fulfilment of their tasks
   5.            Re-appoint Mr. J A Lawrence as an Executive Director                           Management      For      For
   6.            Re-appoint Mr. P G J M Polman as an Executive Director                         Management      For      For
   7.            Re-appoint the Rt. Hon The Lord Brittan of Spennithorne QC, DL                 Management      For      For
                 as a Non-Executive Director
   8.            Re-appoint Professor W Dik as a Non-Executive Director                         Management      For      For
   9.            Re-appoint Mr. C E Golden as a Non-Executive Director                          Management      For      For
   10.           Re-appoint Dr. B E Grote as a Non-Executive Director                           Management      For      For
   11.           Re-appoint Mr. N Murthy as a Non-Executive Director                            Management      For      For
   12.           Re-appoint Ms. H Nyasulu as a Non-Executive Director                           Management      For      For
   13.           Re-appoint Mr. K J Storm as a Non-Executive Director                           Management      For      For
   14.           Re-appoint Mr. M Treschow as a Non-Executive Director                          Management      For      For
   15.           Re-appoint Mr. J van der Veer as a Non-Executive Director                      Management      For      For
   16.           Appoint Professor L O Fresco as a Non-Executive Director                       Management      For      For
   17.           Appoint Ms. A M Fudge as a Non-Executive Director                              Management      For      For
   18.           Appoint Mr. P Walsh as a Non-Executive Director                                Management      For      For
   19.           Appoint PricewaterhouseCoopers Accountants N.V. as Auditors                    Management      For      For
                 for the 2009 FY
   20.           Authorize the Board of Directors as the Company Body authorized                Management      For      For
                 to issue shares in the Company
   21.           Authorize the Board of Directors to purchase shares and                        Management      For      For
                 depositary receipts in the Company
   22.           Approve to reduce the capital through cancellation of shares                   Management      For      For
   23.A          Approve that, move to quarterly dividends and to alter the                     Management      For      For
                 Equalization Agreement and the Articles of Association
   23.B          Approve to alter the Equalization Agreement                                    Non-Voting
   24.           Questions and close of the meeting                                             Non-Voting
                 PLEASE NOTE THAT THIS IS AN AGM. THANK YOU,                                    Non-Voting
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                              Non-Voting
                 IN BLOCKING. IF YOU HAVE ALREADY SENT IN YOUR
                 VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
                 UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
IRISH LIFE & PERMANENT PLC
------------------------------------------------------------------------------------------------------------------------------------
Security                      G4945H105                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           15-May-2009
ISIN                          IE0004678656                                      Agenda                 701898061 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Receive the accounts and the reports                                           Management      For      For
   2.a           Re-appoint Mr. Gillian Bowler                                                  Management      For      For
   2.b           Re-appoint Mr. Breffni Byrne                                                   Management      For      For
   2.c           Re-appoint Ms. Danuta Gray                                                     Management      For      For
   2.d           Appoint Ms. Margaret Hayes                                                     Management      For      For
   2.e           Re-appoint Mr. Eamonn Heffernan                                                Management      For      For
   2.f           Re-appoint Mr. Roy Keenan                                                      Management      For      For
   2.g           Re-appoint Mr. Ray MacSharry                                                   Management      For      For
   2.h           Re-appoint Mr. David McCarthy                                                  Management      For      For
   2.i           Re-appoint Mr. Kevin Murphy                                                    Management      For      For
   2.j           Re-appoint Mr. Liam O'Reilly                                                   Management      For      For
   3.            Authorize the Directors to determine the remuneration of the                   Management      For      For
                 Auditors
   S.4           Grant authority for the purchase of the Company's shares and to                Management      For      For
                 determine the re-issue price of treasury shares
   S.5           Authorize the Directors to dis-apply statutory pre-emption rights              Management      For      For
   S.6           Approve that the general meeting to the Company may be called                  Management      For      For
                 on not less than 14 clear days' notice
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SA, COURBEVOIE
------------------------------------------------------------------------------------------------------------------------------------
Security                      F92124100                                         Meeting Type           MIX
Ticker Symbol                                                                   Meeting Date           15-May-2009
ISIN                          FR0000120271                                      Agenda                 701919194 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward                    Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative-to obtain the necessary card,
                 account details and directions.     The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will-be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
                 PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                                 Non-Voting
                 VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
                 OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
                 PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                               Non-Voting
                 ID 519433 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
                 RECEIVED ON THE PREVIOUS MEETING WILL BE
                 DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
                 THIS MEETING NOTICE. THANK YOU.
   O.1           Approve the financial statements and statutory reports                         Management      For      For
   O.2           Approve the consolidated financial statements and statutory                    Management      For      For
                 reports
   O.3           Approve the allocation of income and dividends of EUR 2.28 per                 Management      For      For
                 share
   O.4           Approve the Special Auditors' report presenting ongoing related                Management      For      For
                 party transactions
   O.5           Approve transaction with Mr. Thierry Desmarest                                 Management      For      For
   O.6           Approve transaction with Mr. Christophe De Margerie                            Management      For      For
   O.7           Authorize to repurchase of up to 10% of issued share capital                   Management      For      For
   O.8           Re-elect Ms. Anne Lauvergeon as a Director                                     Management      For      For
   O.9           Re-elect Mr. Daniel Bouton as a Director                                       Management      For      For
   O.10          Re-elect Mr. Bertrand Collomb as a Director                                    Management      For      For
   O.11          Re-elect Mr. Christophe De Margerie as a Director                              Management      For      For
   O.12          Re-elect Mr. Michel Pebereau as a Director                                     Management      For      For
   O.13          Elect Mr. Patrick Artus as a Director                                          Management      For      For
   E.14          Amend the Article 12 of the Bylaws regarding age limit for the                 Management      For      For
                 Chairman
   A.            Approve the statutory modification to advertise individual                     Management      For      For
                 allocations of stock options and free shares as provided by law
   B.            Approve the statutory modification relating to a new procedure for             Management      For      For
                 appointing the employee shareholder in order to enhance its representativeness and independence
   C.            Grant authority to freely allocate the Company's shares to all the             Management      For      For
                 employees of the group
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
STATOILHYDRO ASA
------------------------------------------------------------------------------------------------------------------------------------
Security                      R8412T102                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           19-May-2009
ISIN                          NO0010096985                                      Agenda                 701858269 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 IMPORTANT MARKET PROCESSING REQUIREMENT: A                                     Non-Voting
                 BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
                 IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
                 VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
                 POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
                 IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
                 CLIENT SERVICE REPRESENTATIVE
                 MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                                  Non-Voting
                 OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
                 ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
                 NEED TO PROVIDE THE BREAKDOWN OF EACH
                 BENEFICIAL OWNER NAME, ADDRESS AND SHARE
                 POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
                 THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
                 VOTE TO BE LODGED
   1.            Opening of the AGM by the Chair of the Corporate Assembly                      Management      For      For
   2.            Elect Mr. Olaug Svarva as the chair of the Corporate Assembly                  Management      For      For
   3.            Approve the notice and the agenda                                              Management      For      For
   4.            Approve the registration of attending shareholders and proxies                 Management      For      For
   5.            Elect 2 persons to co-sign the minutes together with the Chair of              Management      For      For
                 the Meeting
   6.            Approve the annual report and accounts for StatoilHydro ASA and                Management      For      For
                 the StatoilHydro group for 2008, and the distribution of the dividend of NOK 7.25 per share for 2008 of which the ordinary dividend is NOK 4.40 per share and the special dividend is NOK
                 2.85 per share, the dividend accrues to the shareholders as of 19
                 MAY 2009, expected payment of dividends is 03 JUN 2009
   7.            Approve to determine the remuneration for the Company's Auditor                Management      For      For
   8.            Elect 1 deputy Member to the Corporate Assembly                                Management      For      For
   9.            Approve, in accordance with Section 6-16a of the Public Limited                Management      For      For
                 Companies Act, the Board of Directors will prepare an
                 independent statement regarding the settlement of salary and other remuneration for Executive Management, the content of the statement is included in note 3 to StatoilHydro's annual report and accounts for 2008, which have been prepared in accordance with accounting principles generally accepted in Norway [NGAAP]
   10.           Authorize the Board of Directors on behalf of the Company to                   Management      For      For
                 acquire StatoilHydro shares in the market, the authorization may be used to acquire own shares at a total nominal value of up to
                 NOK 15,000,000, shares acquired pursuant to this authorization may only be used for sale and transfer to employees of the
                 StatoilHydro group as part of the group's share saving plan, as approved by the Board of Directors, the minimum and maximum amount that may be paid per share will be NOK 50 and 500
                 respectively, the authorisation is valid until the next AGM, but not beyond 30 JUN 2010, this authorisation replaces the previous authorisation to acquire own shares for implementation of the share saving plan for employees granted by the AGM on 20 MAY
                 2008
   11.           Amend the Section 1 of the Articles of Association as specified;               Management      For      For
                 authorize the Board to decide the date for implementation of the amended Articles of Association, but the date must be not late than 01 JAN 2010
   12.           PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:                              Shareholder     Against  For
                 StatoilHydro shall withdraw from tar sands activities in Canada
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                              Non-Voting
                 IN BLOCKING INDICATOR. IF YOU HAVE ALREADY SENT IN
                 YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
                 UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK AG, FRANKFURT AM MAIN
------------------------------------------------------------------------------------------------------------------------------------
Security                      D18190898                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           26-May-2009
ISIN                          DE0005140008                                      Agenda                 701874148 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 AS A CONDITION OF VOTING, GERMAN MARKET                                        Non-Voting
                 REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
                 YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
                 THIS COMPANY. SHOULD EITHER BE THE CASE, PLEASE
                 CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
                 THAT WE-MAY LODGE YOUR INSTRUCTIONS
                 ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
                 PERSONAL INTEREST, SUBMIT YOUR VOTE AS USUAL.
                 THANK YOU
                 PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED                                   Non-Voting
                 DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
                 THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
                 REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
                 FOR YOUR ACCOUNTS.
   1.            Presentation of the established Annual Financial Statements and                Non-Voting
                 Management Rep-ort (including the comments on disclosure
                 pursuant to paragraph 289 (4) German-Commercial Code) for the
                 2008 financial year, the approved Consolidated Financial
                 Statements and Management Report (including the comments on disclosure pursuant to paragraph 315 (4) German Commercial
                 Code) for the 2008 financial yea-r as well as the Report of the
                 Supervisory Board
   2.            Appropriation of distributable profit                                          Management      For      For
   3.            Ratification of the acts of management of the Management Board                 Management      For      For
                 for the 2008 financial year
   4.            Ratification of the acts of management of the Supervisory Board                Management      For      For
                 for the 2008 financial year
   5.            Election of the auditor for the 2009 financial year, interim accounts          Management      For      For
   6.            Authorization to acquire own shares for trading purposes                       Management      For      For
                 (paragraph 71 (1) No. 7 Stock Corporation Act)
   7.            Authorization to acquire own shares pursuant to paragraph 71 (1)               Management      For      For
                 No. 8 Stock Corporation Act as well as for their use with the possible exclusion of pre-emptive rights
   8.            Amendment to the Articles of Association relating to the                       Management      For      For
                 registration period for the General Meeting
   9.            Amendment to paragraph 19 (2) sentence 3 of the Articles of                    Management      For      For
                 Association to accord with the rules of the Act on the
                 Implementation of the Shareholder Rights Directive
   10.           Creation of new authorized capital (with the possibility of excluding          Management      For      For
                 pre-emptive rights, also in accordance with paragraph 186 (3)
                 sentence 4 Stock Corporation Act) and amendment to the Articles of Association
   11.           Creation of new authorized capital for capital increases in cash or            Management      For      For
                 in kind (with the possibility of excluding pre-emptive rights) and amendment to the Articles of Association
   12.           Creation of new authorized capital (with the possibility of excluding          Management      For      For
                 pre-emptive rights for broken amounts as well as in favour of holders of option and convertible rights) and amendment to the
                 Articles of Association
   13.           Authorization to issue participatory notes with warrants and/ or               Management      For      For
                 convertible participatory notes, bonds with warrants and
                 convertible bonds (with the possibility of excluding pre-emptive rights), creation of conditional capital and amendment to the
                 Articles of Association
                 COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                                  Non-Voting
                 MEETING. A LINK TO THE COUNTER PROPOSAL
                 INFORMATION IS AVAILABLE IN THE MATERIAL URL
                 SECTION OF THE APPLICATION. IF YOU WISH TO ACT ON
                 THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
                 ATTEND AND VOTE YOUR SHARES AT THE COMPANYS
                 MEETING.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LAWSON, INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J3871L103                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           26-May-2009
ISIN                          JP3982100004                                      Agenda                 701940795 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Approve Appropriation of Retained Earnings                                     Management      For      For
   2.            Amend Articles to : Change Description of Business Lines,                      Management      For      For
                 Approve Minor Revisions Related to Dematerialization of Shares
                 and the other Updated Laws and Regulaions
   3.            Appoint a Corporate Auditor                                                    Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
HOYA CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                      J22848105                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           16-Jun-2009
ISIN                          JP3837800006                                      Agenda                 701980232 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1             Amend Articles to: Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the other Updated Laws and
                 Regulations
   2.1           Appoint a Director                                                             Management      For      For
   2.2           Appoint a Director                                                             Management      For      For
   2.3           Appoint a Director                                                             Management      For      For
   2.4           Appoint a Director                                                             Management      For      For
   2.5           Appoint a Director                                                             Management      For      For
   2.6           Appoint a Director                                                             Management      For      For
   2.7           Appoint a Director                                                             Management      For      For
   2.8           Appoint a Director                                                             Management      For      For
   3             Authorize Use of Stock Options, and Allow Board to Authorize Use               Management      For      For
                 of Stock Option Plan
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG
------------------------------------------------------------------------------------------------------------------------------------
Security                      L0302D129                                         Meeting Type           ExtraOrdinary General Meeting
Ticker Symbol                                                                   Meeting Date           17-Jun-2009
ISIN                          LU0323134006                                      Agenda                 701962474 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1.            Approve the decision to (i) renew for a 5-year period the                      Management      For      For
                 authorized share capital of EUR 7,082,460,000 represented by
                 1,617,000,000 shares without nominal value, compared to the
                 Company's issued share capital of EUR 6,345,859,399.86
                 represented by 1,448,826,347 shares without nominal value, representing a potential maximum increase in the Company's issued share capital of 168,173,653 new shares, and (ii) authorize the Board of Directors of the Company to issue, within the limit of such authorized share capital, new shares for various types of transactions and to amend Article 5.5 of the Articles of Association of the Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER SA, SANTANDER
------------------------------------------------------------------------------------------------------------------------------------
Security                      E19790109                                         Meeting Type           Ordinary General Meeting
Ticker Symbol                                                                   Meeting Date           19-Jun-2009
ISIN                          ES0113900J37                                      Agenda                 701954237 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                              Non-Voting
                 IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
                 VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
                 UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS. THANK YOU.
   1.            Approve the annual accounts, the Management report and the                     Management      For      For
                 Board Management of Santander and consolidated group
   2.            Approve the application of the 2008 result                                     Management      For      For
   3.1           Re-elect Mr. Matias Rodriguez as a Board Member                                Management      For      For
   3.2           Re-elect Mr. Manuel Sotoserrano as a Board Member                              Management      For      For
   3.3           Re-elect Mr. Guillermo De Ladehesa Romero as a Board Member                    Management      For      For
   3.4           Re-elect Mr. Abel Matutes Juan as a Board Member                               Management      For      For
   4.            Re-elect the Auditors                                                          Management      For      For
   5.            Grant authority for the acquisition of own shares                              Management      For      For
   6.            Authorize the Board to increase the share capital                              Management      For      For
   7.            Authorize the Board to increase the share capital in the next 3                Management      For      For
                 years 1 or more time sup to a maximum of 2,038,901,430.50
                 Euros
   8.            Authorize the Board to increase the share capital through the                  Management      For      For
                 issue of new shares with 0, 5 E nominal value charged to reserves and without premium, delegation of powers to issue these shares and to publish this agreement and listing of these shares in the corresponding stock Exchanges Markets
   9.            Authorize the Board to issue bonds, promissory notes and other                 Management      For      For
                 fixed income securities excluding the preferent subscription right
   10.1          Approve the incentive plan to long term for the Banco Santander                Management      For      For
                 Employees
   10.2          Approve the Incentive Plan for the Abbey Employees                             Management      For      For
   10.3          Grant authority to deliver 100 shares to each Employee of                      Management      For      For
                 Sovereign
   11.           Approve to delegate the powers to the Board                                    Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOKYO ELECTRON LIMITED
------------------------------------------------------------------------------------------------------------------------------------
Security                      J86957115                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           19-Jun-2009
ISIN                          JP3571400005                                      Agenda                 701974683 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Amend Articles to: Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the other Updated Laws and
                 Regulations
   2.1           Appoint a Director                                                             Management      For      For
   2.2           Appoint a Director                                                             Management      For      For
   2.3           Appoint a Director                                                             Management      For      For
   2.4           Appoint a Director                                                             Management      For      For
   2.5           Appoint a Director                                                             Management      For      For
   2.6           Appoint a Director                                                             Management      For      For
   2.7           Appoint a Director                                                             Management      For      For
   2.8           Appoint a Director                                                             Management      For      For
   2.9           Appoint a Director                                                             Management      For      For
   2.10          Appoint a Director                                                             Management      For      For
   2.11          Appoint a Director                                                             Management      For      For
   2.12          Appoint a Director                                                             Management      For      For
   2.13          Appoint a Director                                                             Management      For      For
   3.1           Appoint a Corporate Auditor                                                    Management      For      For
   3.2           Appoint a Corporate Auditor                                                    Management      For      For
   4.            Approve Payment of Bonuses to Directors                                        Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NTT DOCOMO, INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J59399105                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           19-Jun-2009
ISIN                          JP3165650007                                      Agenda                 701974746 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Approve Appropriation of Retained Earnings                                     Management      For      For
   2.            Amend Articles to:Approve Minor Revisions Related to                           Management      For      For
                 Dematerialization of Shares and the other Updated Laws and
                 Regulations
   3.            Appoint a Corporate Auditor                                                    Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
DAIWA SECURITIES GROUP, INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J11718111                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           20-Jun-2009
ISIN                          JP3502200003                                      Agenda                 701977437 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Amend Articles to: Expand Business Lines, Approve Minor                        Management      For      For
                 Revisions Related to Dematerialization of Shares and the Other
                 Updated Laws and Regulations
   2.1           Appoint a Director                                                             Management      For      For
   2.2           Appoint a Director                                                             Management      For      For
   2.3           Appoint a Director                                                             Management      For      For
   2.4           Appoint a Director                                                             Management      For      For
   2.5           Appoint a Director                                                             Management      For      For
   2.6           Appoint a Director                                                             Management      For      For
   2.7           Appoint a Director                                                             Management      For      For
   2.8           Appoint a Director                                                             Management      For      For
   2.9           Appoint a Director                                                             Management      For      For
   2.10          Appoint a Director                                                             Management      For      For
   2.11          Appoint a Director                                                             Management      For      For
   2.12          Appoint a Director                                                             Management      For      For
   2.13          Appoint a Director                                                             Management      For      For
   2.14          Appoint a Director                                                             Management      For      For
   3.            Approve Issuance of Share Acquisition Rights as Stock Options                  Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA SA, MADRID
------------------------------------------------------------------------------------------------------------------------------------
Security                      879382109                                         Meeting Type           Ordinary General Meeting
Ticker Symbol                                                                   Meeting Date           22-Jun-2009
ISIN                          ES0178430E18                                      Agenda                 701965228 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                                  Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 23
                 JUN 2009 AT 13.00. CONSEQUENTLY, YOUR VOTING
                 INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS
                 UNLESS THE AGENDA IS AMENDED. THANK YOU.
   1.            Approve the annual accounts, the Management report and the                     Management      For      For
                 Board Management of Telefonica and consolidated group and the proposal of application of the 2008 result
   2.            Approve the retribution of the shareholder and to pay a dividend               Management      For      For
                 with charge to free reserves
   3.            Approve the Incentive Buy Plan Shares for employers                            Management      For      For
   4.            Grant authority for the acquisition of own shares                              Management      For      For
   5.            Approve to reduce the share capital through redemption of own                  Management      For      For
                 shares
   6.            Re-elect the Auditors                                                          Management      For      For
   7.            Approve the delegation of powers                                               Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ASTELLAS PHARMA, INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J03393105                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           23-Jun-2009
ISIN                          JP3942400007                                      Agenda                 701977300 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Approve Appropriation of Retained Earnings                                     Management      For      For
   2.            Amend Articles to: Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the other Updated Laws and
                 Regulations
   3.1           Appoint a Director                                                             Management      For      For
   3.2           Appoint a Director                                                             Management      For      For
   3.3           Appoint a Director                                                             Management      For      For
   3.4           Appoint a Director                                                             Management      For      For
   3.5           Appoint a Director                                                             Management      For      For
   4.            Approve Payment of Bonuses to Directors                                        Management      For      For
   5.            Provision of Remuneration to Directors for Stock Option Scheme                 Management      For      For
                 as Stock-Linked Compensation Plan
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SUMITOMO CHEMICAL COMPANY, LIMITED
------------------------------------------------------------------------------------------------------------------------------------
Security                      J77153120                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           23-Jun-2009
ISIN                          JP3401400001                                      Agenda                 701982464 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Amend Articles to :Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the other Updated Laws and
                 Regulations
   2.1           Appoint a Director                                                             Management      For      For
   2.2           Appoint a Director                                                             Management      For      For
   2.3           Appoint a Director                                                             Management      For      For
   2.4           Appoint a Director                                                             Management      For      For
   2.5           Appoint a Director                                                             Management      For      For
   2.6           Appoint a Director                                                             Management      For      For
   2.7           Appoint a Director                                                             Management      For      For
   2.8           Appoint a Director                                                             Management      For      For
   2.9           Appoint a Director                                                             Management      For      For
   2.10          Appoint a Director                                                             Management      For      For
   2.11          Appoint a Director                                                             Management      For      For
   3.1           Appoint a Corporate Auditor                                                    Management      For      For
   3.2           Appoint a Corporate Auditor                                                    Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOYOTA MOTOR CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
Security                      J92676113                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           23-Jun-2009
ISIN                          JP3633400001                                      Agenda                 701982729 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Approve Distribution of Surplus                                                Management      For      For
   2.            Approve Partial Amendment of the Articles of Incorporation: Allow              Management      For      For
                 Use Electronic Systems for Public Notifications, Approve Minor
                 Revisions Related to Dematerialization of Shares and the Other
                 Updated Laws and Regulations
   3.1           Elect a Director                                                               Management      For      For
   3.2           Elect a Director                                                               Management      For      For
   3.3           Elect a Director                                                               Management      For      For
   3.4           Elect a Director                                                               Management      For      For
   3.5           Elect a Director                                                               Management      For      For
   3.6           Elect a Director                                                               Management      For      For
   3.7           Elect a Director                                                               Management      For      For
   3.8           Elect a Director                                                               Management      For      For
   3.9           Elect a Director                                                               Management      For      For
   3.10          Elect a Director                                                               Management      For      For
   3.11          Elect a Director                                                               Management      For      For
   3.12          Elect a Director                                                               Management      For      For
   3.13          Elect a Director                                                               Management      For      For
   3.14          Elect a Director                                                               Management      For      For
   3.15          Elect a Director                                                               Management      For      For
   3.16          Elect a Director                                                               Management      For      For
   3.17          Elect a Director                                                               Management      For      For
   3.18          Elect a Director                                                               Management      For      For
   3.19          Elect a Director                                                               Management      For      For
   3.20          Elect a Director                                                               Management      For      For
   3.21          Elect a Director                                                               Management      For      For
   3.22          Elect a Director                                                               Management      For      For
   3.23          Elect a Director                                                               Management      For      For
   3.24          Elect a Director                                                               Management      For      For
   3.25          Elect a Director                                                               Management      For      For
   3.26          Elect a Director                                                               Management      For      For
   3.27          Elect a Director                                                               Management      For      For
   3.28          Elect a Director                                                               Management      For      For
   3.29          Elect a Director                                                               Management      For      For
   4.            Approve Issuance of Stock Acquisition Rights for the Purpose of                Management      For      For
                 Granting Stock Options
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MIZUHO FINANCIAL GROUP, INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J4599L102                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           25-Jun-2009
ISIN                          JP3885780001                                      Agenda                 701982248 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Approve Appropriation of Retained Earnings                                     Management      For      For
   2.            Amend Articles to: Reduce Authorized Capital to 28,485,271,000                 Management      For      For
                 shs., Approve Minor Revisions Related to Dematerialization of
                 Shares and the Other Updated Laws and Regulations
   3.1           Appoint a Director                                                             Management      For      For
   3.2           Appoint a Director                                                             Management      For      For
   3.3           Appoint a Director                                                             Management      For      For
   3.4           Appoint a Director                                                             Management      For      For
   3.5           Appoint a Director                                                             Management      For      For
   3.6           Appoint a Director                                                             Management      For      For
   3.7           Appoint a Director                                                             Management      For      For
   3.8           Appoint a Director                                                             Management      For      For
   4.            Appoint a Corporate Auditor                                                    Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TAKEDA PHARMACEUTICAL COMPANY LIMITED
------------------------------------------------------------------------------------------------------------------------------------
Security                      J8129E108                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           25-Jun-2009
ISIN                          JP3463000004                                      Agenda                 701984761 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Approve Appropriation of Retained Earnings                                     Management      For      For
   2.            Amend Articles to: Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the Other Updated Laws and
                 Regulations
   3.1           Appoint a Director                                                             Management      For      For
   3.2           Appoint a Director                                                             Management      For      For
   3.3           Appoint a Director                                                             Management      For      For
   3.4           Appoint a Director                                                             Management      For      For
   3.5           Appoint a Director                                                             Management      For      For
   3.6           Appoint a Director                                                             Management      For      For
   4.1           Appoint a Corporate Auditor                                                    Management      For      For
   4.2           Appoint a Corporate Auditor                                                    Management      For      For
   5.            Approve Payment of Bonuses to Directors                                        Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AIR WATER, INC.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J00662114                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           26-Jun-2009
ISIN                          JP3160670000                                      Agenda                 701996300 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
                 Please reference meeting materials.                                            Non-Voting
   1.            Amend Articles to: Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the Other Updated Laws and
                 Regulations
   2.1           Appoint a Director                                                             Management      For      For
   2.2           Appoint a Director                                                             Management      For      For
   2.3           Appoint a Director                                                             Management      For      For
   2.4           Appoint a Director                                                             Management      For      For
   2.5           Appoint a Director                                                             Management      For      For
   2.6           Appoint a Director                                                             Management      For      For
   2.7           Appoint a Director                                                             Management      For      For
   2.8           Appoint a Director                                                             Management      For      For
   2.9           Appoint a Director                                                             Management      For      For
   2.10          Appoint a Director                                                             Management      For      For
   2.11          Appoint a Director                                                             Management      For      For
   2.12          Appoint a Director                                                             Management      For      For
   2.13          Appoint a Director                                                             Management      For      For
   2.14          Appoint a Director                                                             Management      For      For
   2.15          Appoint a Director                                                             Management      For      For
   2.16          Appoint a Director                                                             Management      For      For
   2.17          Appoint a Director                                                             Management      For      For
   2.18          Appoint a Director                                                             Management      For      For
   2.19          Appoint a Director                                                             Management      For      For
   2.20          Appoint a Director                                                             Management      For      For
   3.1           Appoint a Corporate Auditor                                                    Management      For      For
   3.2           Appoint a Corporate Auditor                                                    Management      For      For
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHIN-ETSU CHEMICAL CO., LTD.
------------------------------------------------------------------------------------------------------------------------------------
Security                      J72810120                                         Meeting Type           Annual General Meeting
Ticker Symbol                                                                   Meeting Date           26-Jun-2009
ISIN                          JP3371200001                                      Agenda                 701996970 - Management
------------------------------------------------------------------------------------------------------------------------------------
   Item          Proposal                                                                       Type            Vote     For/Against
                                                                                                                         Management
------------------------------------------------------------------------------------------------------------------------------------
   1             Approve Appropriation of Profits                                               Management      For      For
   2             Amend Articles to: Approve Minor Revisions Related to                          Management      For      For
                 Dematerialization of Shares and the other Updated Laws and
                 Regulations, Increase Board Size to 26
   3.1           Appoint a Director                                                             Management      For      For
   3.2           Appoint a Director                                                             Management      For      For
   3.3           Appoint a Director                                                             Management      For      For
   3.4           Appoint a Director                                                             Management      For      For
   3.5           Appoint a Director                                                             Management      For      For
   3.6           Appoint a Director                                                             Management      For      For
   3.7           Appoint a Director                                                             Management      For      For
   3.8           Appoint a Director                                                             Management      For      For
   3.9           Appoint a Director                                                             Management      For      For
   3.10          Appoint a Director                                                             Management      For      For
   3.11          Appoint a Director                                                             Management      For      For
   3.12          Appoint a Director                                                             Management      For      For
   3.13          Appoint a Director                                                             Management      For      For
   3.14          Appoint a Director                                                             Management      For      For
   4             Appoint a Corporate Auditor                                                    Management      For      For
   5             Allow Board to Authorize Use of Stock Options                                  Management      For      For
   6             Approve Extension of Anti-Takeover Defense Measures                            Management      For      For

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Asset Management

/s/ Eric F. Scharpf
------------------------------
Eric F. Scharpf
President
July 17, 2009